                            PIMCO Funds Prospectus

Multi-Manager
Series

April 3, 2000
Share Class
 D


--------------------------------------------------------------------------------
GROWTH STOCK FUNDS
Growth Fund
Select Growth Fund

--------------------------------------------------------------------------------
BLEND STOCK FUNDS
Capital Appreciation Fund
Mid-Cap Fund

--------------------------------------------------------------------------------
VALUE STOCK FUNDS
Equity Income Fund
Renaissance Fund
Value Fund

--------------------------------------------------------------------------------
ENHANCED INDEX STOCK FUNDS
Tax-Efficient Equity Fund

--------------------------------------------------------------------------------
SECTOR-RELATED STOCK FUNDS
Innovation Fund
Global Innovation Fund


This cover is not part of the Prospectus.                  [LOGO OF PIMCO FUNDS]

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 10 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors L.P. and
Manager     its investment management affiliates. As of December 31, 1999,
Series      PIMCO Advisors and its affiliates managed approximately
            $261 billion, including assets for 67 of the 200 largest U.S.
            corporations.

April 3,
2000


            The Prospectus explains what you should know about the Funds
Share       before you invest. Please read it carefully.
Class D

            The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Global Innovation Fund.........................................   9
           Growth Fund....................................................  11
           Innovation Fund................................................  13
           Mid-Cap Fund...................................................  15
           Renaissance Fund...............................................  17
           Select Growth Fund.............................................  19
           Tax-Efficient Equity Fund......................................  21
           Value Fund.....................................................  23
         Summary of Principal Risks.......................................  25
         Management of the Funds..........................................  27
         How Fund Shares Are Priced.......................................  30
         How to Buy and Sell Shares.......................................  31
         Fund Distributions...............................................  33
         Tax Consequences.................................................  34
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  34
         Financial Highlights.............................................  41

                                                                   Prospectus  2

             Summary Information

             The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                              Approximate
                PIMCO                Investment               Main                                            Number of
                Fund                 Objective                Investments                                     Holdings
-------------------------------------------------------------------------------------------------------------------------
Growth Stock    Growth               Long-term growth of      Common stocks of companies with                 35-40
Funds                                capital; income is       market capitalizations of at least $5 billion
                                     an incidental
                                     consideration
           --------------------------------------------------------------------------------------------------------------
                Select Growth        Long-term growth of      Common stocks of companies with                 15-25
                                     capital; income is an    market capitalizations of at least $10 billion
                                     incidental consideration
-------------------------------------------------------------------------------------------------------------------------
Blend Stock     Capital Appreciation Growth of capital        Common stocks of companies with market          60-100
Funds                                                         capitalizations of at least $1 billion that
                                                              have improving fundamentals and whose stock is
                                                              reasonably valued by the market
           --------------------------------------------------------------------------------------------------------------
                Mid-Cap              Growth of capital        Common stocks of companies with market          60-100
                                                              capitalizations of more than $500 million
                                                              (excluding the largest 200 companies) that have
                                                              improving fundamentals and whose stock is
                                                              reasonably valued by the market
-------------------------------------------------------------------------------------------------------------------------
Value Stock     Equity Income        Current income as a      Income-producing common stocks of               40-50
Funds                                primary objective;       companies with market capitalizations of
                                     long-term growth of      more than $2 billion
                                     capital as a secondary
                                     objective
           --------------------------------------------------------------------------------------------------------------
                Renaissance          Long-term growth of      Common stocks of companies with below-average   50-80
                                     capital and income       valuations whose business fundamentals are
                                                              expected to improve
           --------------------------------------------------------------------------------------------------------------
                Value                Long-term growth of      Common stocks of companies with market          40
                                     capital and income       capitalizations of more than $10 billion and
                                                              below-average valuations whose business
                                                              fundamentals are expected to improve
-------------------------------------------------------------------------------------------------------------------------
Enhanced Index  Tax-Efficient Equity Maximum after-tax        A broadly diversified portfolio of at least 200 More than
Stock Funds                          growth of capital        common stocks of companies represented in       200
                                                              the S&P 500 Index with market capitalizations
                                                              of more than $5 billion
-------------------------------------------------------------------------------------------------------------------------
Sector-Related  Innovation           Capital appreciation;    Common stocks of technology-related             40
Stock Funds                          no consideration is      companies with market capitalizations of more
                                     given to income          than $200 million
           --------------------------------------------------------------------------------------------------------------
                Global Innovation    Capital appreciation;    Common stocks of U.S. and non-U.S.              30-60
                                     no consideration is      technology-related companies with market
                                     given to income          capitalizations of more than $200 million.
                Approximate
                Capitalization
                Range
-------------------------------------------------------------------------------------------------------------------------
Growth Stock    At least $5 billion
Funds
           --------------------------------------------------------------------------------------------------------------
                At least $10 billion
-------------------------------------------------------------------------------------------------------------------------
Blend Stock     At least $1 billion
Funds
           --------------------------------------------------------------------------------------------------------------
                More than $500 million
                (excluding the largest
                200 companies)
-------------------------------------------------------------------------------------------------------------------------
Value Stock     More than $2 billion
Funds
           --------------------------------------------------------------------------------------------------------------
                All capitalizations
           --------------------------------------------------------------------------------------------------------------
                More than $10 billion
-------------------------------------------------------------------------------------------------------------------------
Enhanced Index  More than $5 billion
Stock Funds
-------------------------------------------------------------------------------------------------------------------------
Sector-Related  More than $200 million
Stock Funds
           --------------------------------------------------------------------------------------------------------------
                More than $200 million

Fund         The Funds provide a broad range of investment choices. The
Descriptions,following Fund Summaries identify each Fund's investment Performance objective, principal investments and strategies, principal risks,
and Fees     performance information and fees and expenses. A more detailed
             "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally.)


                                                                   Prospectus  4

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate Capitalization Range
Investments   Objective           Larger                At least $1
and           Seeks growth of     capitalization        billion
Strategies    capital             common stocks



                                                        Dividend
              Fund Category       Approximate           Frequency
              Blend Stocks        Number of             At least
                                  Holdings              annually
                                  60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk         . Growth Securities Risk
                                                           . Management Risk
              . Issuer Risk         . Focused Investment Risk
              . Value Securities Risk
                                    . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.
            Past performance is no guarantee of future results.


5 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
         7.08%  17.24%  -4.64%  36.61%  26.30%  33.70%  17.14%  22.24%


                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     23.79%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -14.22%


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------------
         Class D                                        22.24% 26.99%  19.60%
            -------------------------------------------------------------------------
         S&P 500 Index(/1/)                             21.04% 28.56%  19.75%
            -------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  41.82% 22.88%  16.55%
            -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that its not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------


                                                                   Prospectus  6

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal     Investment            Fund Focus          Approximate Capitalization Range
Investments   Objective             Income              More than $2
and           Seeks current         producing           billion
Strategies    income as a           common
              primary               stocks with
              objective, and        potential
              long-term             for capital
              growth of             appreciation
              capital as a
              secondary
              objective

              Fund Category         Approximate Number  Dividend
              Value Stocks          of Holdings         Frequency
                                    40-50               Quarterly


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Foreign Investment Risk   .Credit Risk
              .Issuer Risk           .Currency Risk             .Management Risk
              .Value Securities Risk .Interest Rate Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.
            The Fund is expected to change sub-advisers on or about May 8, 2000. The Fund would not necessarily have achieved the performance results shown on the next page under its expected new investment management arrangements. Past performance is no guarantee of future results.

7 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
        14.29%   8.04%  -2.00%  32.94%  21.00%  30.87%   8.07%  -2.22%

                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      15.98%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -10.99%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (3/8/91)(/3/)
            ------------------------------------------------------------------
         Class D                                 -2.22%  17.34% 13.83%
            ------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04%  28.56% 19.75%
            ------------------------------------------------------------------
         Lipper Equity Income Fund Average(/2/)   4.88%  17.92% 14.28%
            ------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Global Innovation Fund

--------------------------------------------------------------------------------
Principal     Investment Objective
Investments                      Fund Focus             Approximate
and           Seeks capital      Common stocks of       Capitalization Range
Strategies    appreciation; no   U.S. and non-          More than $200 million
              consideration is   U.S. technology-
              given to income    related
                                 companies

              Fund Category      Approximate Number     Dividend Frequency
              Sector-Related     of Holdings            At least annually
              Stocks             30-60


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund normally invests in securities traded principally in the securities markets of developed countries, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in emerging markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Derivatives Risk        .Leveraging Risk
              .Issuer Risk             .Foreign Investment Risk .Credit Risk
              .Growth Securities Risk  .Emerging Markets Risk   .Management Risk
              .Smaller Company Risk    .Currency Risk
              .Liquidity Risk          .Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information
            The Fund commenced operations in December 1999 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
  PIMCO Funds: Multi-Manager Series
9

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                           Distribution                    Total Annual
                  Advisory and/or Service    Other         Fund Operating Fee         Net
                  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses       Waiver(/3/) Expenses(/3/)
            ---------------------------------------------------------------------------------------
         Class D  1.00%    0.25%             0.64%         1.89%          0.04%       1.85%
            ---------------------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.04% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (3) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                  Year 1                 Year 3
            -----------------------------------
         Class D  $188                   $582
            -----------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.
                                                                   Prospectus

            PIMCO Growth Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Approximate
Investments   Seeks long-term       Larger              Capitalization Range
and           growth of             capitalization      At least $5 billion
Strategies    capital; income       common stocks
              is an incidental
              consideration

              Fund Category         Approximate Number  Dividend Frequency
              Growth Stocks         of Holdings         At least annually
                                    35-40


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk            . Foreign Investment    . Credit Risk
                                         Risk
              . Issuer Risk            . Currency Risk         . Management Risk
              . Growth Securities Risk . Focused Investment
                                         Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not had Class D shares outstanding for a full calendar year. Although Class D and Class C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The Class C performance in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges.

             For periods prior to the inception of Class D shares (11/1/99), the Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

11PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C

                                    [GRAPH]

                                 Annual Return

   90      91      92      93      94      95      96      97      98      99
 0.29%  41.88%   2.08%   9.32%  -0.75%  27.47%  17.52%  21.84%  38.90%  39.83%

                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     36.21%
                                                           --------------------
                                                           Lowest (7/1/90-
                                                           9/30/90)     -13.14%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                          1 Year 5 Years 10 Years (2/24/84)(/3/)
            --------------------------------------------------------------------
         Class C                          38.83% 28.80%  18.77%   19.25%
            --------------------------------------------------------------------
         Class D                          40.86% 29.75%  19.66%   20.14%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)               21.04% 28.56%  18.21%   18.60%
            --------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)  29.23% 25.03%  16.48%   16.27%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.50%      0.25%               0.40%           1.15%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $117       $365                $633            $1,398
            --------------------------------------------------------------------


                                                                   Prospectus 12

            PIMCO Innovation Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Common stocks         Capitalization Range
and           Seeks capital       of                    More than $200 million
Strategies    appreciation;       technology-related
              no                  companies
              consideration
              is given to
              income

              Fund Category       Approximate Number    Dividend Frequency
              Sector-Related      of Holdings           At least annually
              Stocks              40


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and or/service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Principal Risks

              .Market Risk             .Smaller Company Risk    .Currency Risk
              .Issuer Risk             .Liquidity Risk          .Credit Risk
              .Focused Investment Risk .Foreign Investment Risk .Management Risk .Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

13 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D

                                    [GRAPH]

                                 Annual Return

                   95        96        97        98        99
                45.33%    23.60%     9.03%    79.65%   140.42%

                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)_____80.23%
                                                           --------------------
                                                           Lowest (1/1/97-
                                                           3/31/97)     -12.56%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                          Fund Inception
                                                          1 Year  5 Years (12/22/94)(/3/)
            -----------------------------------------------------------------------------
         Class D                                          140.42%  53.27% 52.89%
            -----------------------------------------------------------------------------
         S&P 500 Index(/1/)                                21.04%  28.56% 28.56%
            -----------------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  134.77%  40.91% 40.91%
            -----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.65%      0.25%               0.40%           1.30%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $132       $412                $713            $1,568
            --------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Mid-Cap Fund

--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Medium                  Capitalization Range
and           Seeks growth of   capitalization          More than $500
Strategies    capital           common stocks           million
                                                        (excluding the
                                                        largest 200
                                                        companies)

              Fund Category     Approximate Number      Dividend Frequency
              Blend Stocks      of Holdings             At least annually
                                60-100


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Growth Securities     .Focused Investment
                                       Risk                   Risk
              .Issuer Risk            .Smaller Company Risk  .Credit Risk
              .Value Securities Risk  .Liquidity Risk        .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance Information
            The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

15 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
         8.75%  15.32%  -2.76%  36.76%  22.87%  33.65%   7.80%  12.52%

                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     22.91%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -14.46%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (8/26/91)(/3/)
            -----------------------------------------------------------------
         Class D                            12.52%   22.19%    17.16%
            -----------------------------------------------------------------
         Russell Mid-Cap Index(/1/)         18.23%   21.85%    17.31%
            -----------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    16.94%
            -----------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Undervalued           Capitalization Range
and           Seeks long-term     stocks with           All
Strategies    growth of           improving             capitalizations
              capital and         business
              income              fundamentals

              Fund Category       Approximate Number    Dividend Frequency
                                  of Holdings           Quarterly
              Value Stocks        50-80


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk            .Foreign Investment Risk  .Credit Risk
              .Issuer Risk            .Currency Risk            .Management Risk
              .Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges (loads) and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

17 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D

                                    [GRAPH]

                                 Annual Return

    90      91      92      93      94      95      96      97      98      99
-14.82%  34.22%   8.58%  22.13%  -4.34%  28.55%  25.32%  35.89%  11.66%   9.90%

                  Calendar Year End (through 12/31/99)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     18.65%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -16.60%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                        1 Year 5 Years 10 Years (4/18/88)(/3/)
            ------------------------------------------------------------------
         Class D                        9.90%  21.86%  14.57%   14.01%
            ------------------------------------------------------------------
         Russell 1000 Value Index(/1/)  7.34%  23.08%  15.60%   16.38%
            ------------------------------------------------------------------
         Lipper Equity Income Fund
          Average(/2/)                  4.77%  18.02%  12.85%   13.54%
            ------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as one of the Fund's comparative indexes because PIMCO Advisors believes the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%, respectively. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60%      0.25%               0.40%           1.25%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds-- Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $127       $397                $686            $1,511
            --------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Select Growth Fund

--------------------------------------------------------------------------------
Principal     Investment         Fund Focus             Approximate
Investments   Objective          Larger                 Capitalization Range
and           Seeks long-term    capitalization         At least $10 billion
Strategies    growth of          common stocks
              capital; income
              is an incidental
              consideration

              Fund Category      Approximate Number     Dividend Frequency
              Growth Stocks      of Holdings            At least annually
                                 15-25


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

            The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

            The Fund may invest up to 25% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

             .Market Risk              .Growth Securities Risk  .Credit Risk
             .Issuer Risk              .Foreign Investment Risk .Management Risk
             .Focused Investment Risk  .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class
            D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

              The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The estimated Class D performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.

              The performance information on the next page reflects the Fund's advisory fee level in effect prior to April 1, 2000 (0.57% per annum); these results would have been lower had the Fund's current advisory fee level (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.
  PIMCO Funds: Multi-Manager Series
19

            Calendar Year Total Returns -- Institutional Class

                                    [GRAPH]

                                 Annual Return

                   95        96        97        98        99
                27.96%    17.95%    25.32%    41.06%    24.27%

                  Calendar Year End (through 12/31)

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     24.90%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -11.38%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                           1 Year   5 Years   (12/28/94)(/3/)
            -----------------------------------------------------------------
         Institutional Class               24.27%   27.09%    27.06%
            -----------------------------------------------------------------
         Class D                           23.78%   26.59%    26.57%
            -----------------------------------------------------------------
         S&P 500 Index(/1/)                21.04%   28.56%    28.56%
            -----------------------------------------------------------------
         Lipper Growth Fund Average(/2/)   29.23%   25.03%    25.03%
            -----------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class D shares of the Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60       0.25%               0.40%           1.25%
            --------------------------------------------------------------------
            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the
                requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
                authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as
                "service fees" for purposes of applicable rules of the
                National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
                equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $127       $397                $686            $1,511
            --------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           A portion of          Capitalization Range
and           Seeks maximum       the common            More than $5 billion
Strategies    after-tax           stocks
              growth of           represented in
              capital             the S&P 500
                                  Index

              Fund Category       Approximate Number    Dividend Frequency
              Enhanced Index      of Holdings           At least annually
                                  More than 200


            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk           . Growth Securities Risk . Credit Risk
              . Issuer Risk           . Leveraging Risk        . Management Risk
              . Value Securities Risk . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Past performance is no guarantee of future results.

21 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D

                                    [GRAPH]

                                 Annual Return

                                       99
                                    17.19%

                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99______14.90%)
                                                           --------------------
                                                           Lowest (07/01/99-
                                                           09/30/99______-7.33%)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                      Fund Inception
                                                 1 Year               (7/10/98)(/3/)
            ------------------------------------------------------------------------
         Class D                                 17.19%               15.30%
            ------------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04%               20.42%
            ------------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)         29.23%               23.65%
            ------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Value Fund

--------------------------------------------------------------------------------
Principal     Investment          Fund Focus            Approximate
Investments   Objective           Undervalued           Capitalization Range
and           Seeks long-term     larger                More than $10 billion
Strategies    growth of           capitalization
              capital and         stocks with
              income              improving
                                  business
                                  fundamentals

              Fund Category       Approximate Number    Dividend Frequency
              Value Stocks        of Holdings           Quarterly
                                  40


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADR's). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk           . Foreign Investment     . Credit Risk
                                        Risk
              . Issuer Risk           . Currency Risk          . Management Risk
              . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund is expected to change sub-advisers on or about May 8, 2000. The Fund would not necessarily have achieved the performance results shown on the next page under its expected new investment management arrangements. Past performance is no guarantee of future results.

23 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns --  Class D

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
        12.70%  15.95%  -4.45%  38.37%  19.87%  25.71%   9.86%   3.88%

                   Calendar Year End (through 12/31)

                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      17.76%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -13.27%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/30/91)(/3/)
            -----------------------------------------------------------------------
         Class D                                      3.88% 18.93%  14.67%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  19.70%
            -----------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  13.71% 21.37%  15.51%
            -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 24

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Mid-Cap,
            Renaissance and Value Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Capital Appreciation, Global Innovation,
            Growth, Mid-Cap, Innovation and Select Growth Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller The general risks associated with equity securities and liquidity Company risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The Global Innovation and Innovation Funds generally have substantial exposure to this risk. The Mid-Cap Fund has significant exposure to this risk because it invests primarily in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives
Risk
            The Global Innovation, Growth, Innovation, Renaissance, Select Growth and Tax-Efficient Equity Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment

25 PIMCO Funds: Multi-Manager Series

            Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign     A Fund that invests in foreign securities, and particularly the
(non-       Global Innovation Fund, may experience more rapid and extreme
U.S.)       changes in value than Funds that invest exclusively in securities
Investment  of U.S. issuers or securities that trade exclusively in U.S.
Risk        markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation Fund, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Global Innovation
            Fund may invest a significant portion of its assets in emerging markets securities.

Currency    Funds that invest directly in foreign currencies and in securities
Risk        that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation Fund is particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. Funds, such as the Select
Risk        Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks.
            The Global Innovation Fund may be subject to increased risk to the extent that it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. Similarly, the Global Innovation and Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

Leveraging
Risk
            The Funds, and in particular the Global Innovation and Tax-Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.

                                                                   Prospectus 26

            Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO Advisors and its subsidiary partnerships had more than $261 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage the investments of the Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth and Value Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                                    Advisory Fees
            ------------------------------------------------------------------
         Capital Appreciation, Equity Income, Mid-Cap and Value
          Funds                                                      0.45%
         Growth Fund                                                 0.50%
         Select Growth Fund                                          0.57%*
         Renaissance Fund                                            0.60%
         Innovation Fund                                             0.65%

            * On April 1, 2000, the advisory fee rate for the Select Growth Fund increased to 0.60% per annum.

             The Global Innovation and Tax-Efficient Equity Funds were not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rate payable by these Funds are as follows (stated as a percentage of the average daily net assets each Fund taken separately): Global Innovation--1.00%; Tax Efficient Equity--0.45%.

27 PIMCO Funds: Multi-Manager Series

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class D shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             PIMCO Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             For the fiscal year ended June 30, 1999, Class D shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


         Fund                                              Administrative Fees*
            -------------------------------------------------------------------
         Capital Appreciation, Equity Income, Innovation,
          Mid-Cap, Renaissance and Value Funds                    0.65%

             *As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the 0.65% (0.85% for the Global Innovation Fund) Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the 0.65% (0.85% for the Global Innovation Fund) Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (0.40%) (0.60% for the Global Innovation Fund).

             The Global Innovation, Growth, Select Growth and Tax-Efficient
            Equity Funds did not offer Class D shares during the entire fiscal year ended June 30, 1999. Class D shareholders of each of these Funds pay administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):
            Global Innovation--0.85%; Growth and Select Growth--0.65%.

12b-1       The Funds' administration agreement includes a plan for Class D
Plan for    shares that has been adopted in conformity with the requirements
Class D     set forth in Rule 12b-1 under the 1940 Act. The plan provides that
Shares      up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


Sub-Adviser*                             Funds
            -------------------------------------------------------------------------------------------------------------
PIMCO Equity Advisors division of PIMCO  Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth and Value
Advisors ("PIMCO Equity Advisors")
1345 Avenue of the Americas, 50th
Floor
New York, NY 10105

            -------------------------------------------------------------------------------------------------------------
Cadence Capital Management               Capital Appreciation and
("Cadence")                              Mid-Cap
Exchange Place, 53 State Street
Boston, MA 02109

            -------------------------------------------------------------------------------------------------------------
Parametric Portfolio Associates          Tax-Efficient Equity
("Parametric")
7310 Columbia Center, 701 Fifth
Avenue
Seattle, WA 98104

            *PIMCO Equity Advisors is a division of PIMCO Advisors. Each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

             The following provides additional information about each Sub-
            Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO
Equity
Advisors
            A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

                                                                   Prospectus 28

             The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the Growth and Innovation Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999 and for the Select Growth Fund prior to July 1, 1999. In addition, on or about May 8, 2000, it is expected that PIMCO Equity Advisors will assume the position of Sub-Adviser to the Equity Income and Value Funds from NFJ Investment Group, the Funds' current Sub-Adviser.


                                                                    Recent Professional
         Fund              Portfolio Managers          Since        Experience
            --------------------------------------------------------------------------------
         Equity Income     Kenneth W. Corba            2000*        Managing Director and
                                                                    Chief Investment Officer
                                                                    of PIMCO Equity Advisors
                                                                    and a Member of the
                                                                    Management Board of
                                                                    PIMCO Advisors. Prior to
                                                                    joining PIMCO Advisors,
                                                                    he was with Eagle Asset
                                                                    Management from 1995 to
                                                                    1998, serving in various
                                                                    capacities including as
                                                                    Chief Investment Officer
                                                                    and Portfolio Manager.
                                                                    He was with Stein Roe
                                                                    and Farnham Inc. from
                                                                    1984 to 1995, serving in
                                                                    various capacities
                                                                    including as Director of
                                                                    the Capital Management
                                                                    Group, Senior Vice
                                                                    President and Portfolio
                                                                    Manager.

         Global Innovation Dennis P. McKechnie         1999         Portfolio Manager of
                                                       (Inception)+ PIMCO Equity Advisors.
                                                                    Prior to joining PIMCO
                                                                    Advisors, he was with
                                                                    Columbus Circle
                                                                    Investors from 1991 to
                                                                    1999, where he managed
                                                                    equity accounts and
                                                                    served in various
                                                                    capacities including as
                                                                    Portfolio Manager for
                                                                    the Innovation Fund.

         Growth            Mr. Corba                   1999         See above.

         Innovation        Mr. McKechnie               1998         See above.
         Renaissance       John K. Schneider           1999         Senior Portfolio Manager
                                                                    of PIMCO Equity
                                                                    Advisors. Prior to
                                                                    joining PIMCO Advisors,
                                                                    he was a partner and
                                                                    Portfolio Manager of
                                                                    Schneider Capital
                                                                    Management from 1996 to
                                                                    1999, where he managed
                                                                    equity accounts for
                                                                    various institutional
                                                                    clients. Prior to that
                                                                    he was a member of the
                                                                    Equity Policy Committee
                                                                    and Director of Research
                                                                    at Newbold's Asset
                                                                    Management from 1991 to
                                                                    1996.

         Select Growth     Messrs. Corba and Schneider 1999         See above.

         Value             Mr. Schneider               2000*        See above.

            -------
            * Expected.
            + Prior to PIMCO Advisors and PIMCO Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the
              Global Innovation Fund, Mr. McKechnie managed the Fund's
              portfolio in his capacity as an officer of the Trust.

Cadence An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts.
            Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of December 31, 1999 of approximately $6.4 billion.

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                                    Recent Professional
         Fund              Portfolio Managers          Since        Experience
            --------------------------------------------------------------------------------
         Capital           David B. Breed              1991         Managing Director, Chief
         Appreciation                                  (Inception)  Executive Officer, Chief
                                                                    Investment Officer and
                                                                    founding partner of
                                                                    Cadence. Member of the
                                                                    Management Board of
                                                                    PIMCO Advisors. He is a
                                                                    research generalist and
                                                                    has lead the team of
                                                                    portfolio managers and
                                                                    analysts since 1988. Mr.
                                                                    Breed has managed
                                                                    separate equity accounts
                                                                    for many institutional
                                                                    clients and has lead the
                                                                    team that manages the
                                                                    PIMCO Funds sub-advised
                                                                    by Cadence since those
                                                                    Funds' inception dates.

                           William B. Bannick          1992         Managing Director and
                                                                    Executive Vice President
                                                                    at Cadence. Mr. Bannick
                                                                    is a research generalist
                                                                    and Senior Portfolio
                                                                    Manager for the Cadence
                                                                    team. He has managed
                                                                    separately managed
                                                                    equity accounts for
                                                                    various Cadence
                                                                    institutional clients
                                                                    and has been a member of
                                                                    the team that manages
                                                                    the PIMCO Funds sub-
                                                                    advised by Cadence since
                                                                    joining Cadence in 1992.

                           Katherine A. Burdon         1993         Managing Director and
                                                                    Senior Portfolio Manager
                                                                    at Cadence. Ms. Burdon
                                                                    is a research generalist
                                                                    and has managed
                                                                    separately managed
                                                                    equity accounts for
                                                                    various Cadence
                                                                    institutional clients
                                                                    and has been a member of
                                                                    the team that manages
                                                                    the PIMCO Funds sub-
                                                                    advised by Cadence since
                                                                    joining Cadence in 1993.



29 PIMCO Funds: Multi-Manager Series

                                                              Recent Professional
         Fund                 Portfolio Managers Since        Experience
            --------------------------------------------------------------------------
         Capital               Peter B. McManus  1994         Director, Account
         Appreciation (cont.)                                 Management at Cadence.
                                                              He has been a member of
                                                              the investment team at
                                                              Cadence and handles
                                                              client relationships of
                                                              separately managed
                                                              accounts, and has been a
                                                              member of the team that
                                                              manages the PIMCO Funds
                                                              sub-advised by Cadence
                                                              since joining Cadence in
                                                              1994. Previously, he
                                                              served as a Vice
                                                              President of Bank of
                                                              Boston from 1991
                                                              to 1994.

         Mid-Cap               Messrs. Breed,    Same as      See above.
                               Bannick and       Capital
                               McManus and       Appreciation
                               Ms. Burdon        Fund

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of December 31, 1999 of approximately $4.1 billion.

             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.


                                                                  Recent Professional
         Fund                 Portfolio Managers Since            Experience
            ------------------------------------------------------------------------------
         Tax-Efficient Equity David Stein        1998 (Inception) Managing Director of
                                                                  Parametric. He also
                                                                  serves as a Senior
                                                                  Porfolio Manager of
                                                                  PIMCO Equity Advisors.
                                                                  He has been with
                                                                  Parametric since 1996
                                                                  where he leads the
                                                                  investment, research and
                                                                  product development
                                                                  activities. Previously,
                                                                  he served in Investment
                                                                  Research at GTE
                                                                  Corporation from 1995 to
                                                                  1996, in Equity Research
                                                                  at Vanguard Group from
                                                                  1994 to 1995 and in
                                                                  Investment Research at
                                                                  IBM Corporation from
                                                                  1977 to 1994.

                              Tom Seto           1998 (Inception) Vice President and
                                                                  Portfolio Manager of
                                                                  Parametric. Since
                                                                  joining Parametric in
                                                                  1998, he has been
                                                                  responsible for
                                                                  management of
                                                                  Parametric's active U.S.
                                                                  equity strategies and
                                                                  has managed structured
                                                                  equity portfolios.
                                                                  Previously, he was with
                                                                  Barclays global
                                                                  Investors from 1991 to
                                                                  1998, serving in various
                                                                  capacities including as
                                                                  head of U.S. Equity
                                                                  Index Investments and
                                                                  Portfolio Manager.


Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV,

                                                                   Prospectus 30
            the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General       . Financial Service Firms. Broker-dealers, registered investment
Information advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

             Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

             This Prospectus should be read in connection with your firm's materials regarding its fees and services.

              . Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying
Shares
            Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

             You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the

31 PIMCO Funds: Multi-Manager Series

            Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

             Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment  The following investment minimums apply for purchases of Class D
Minimums    shares.


                    Initial Investment                  Subsequent Investments
                         -----------------------------------------------------
                     $2,500 per Fund                        $100 per Fund

             Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  Except as provided below or in the applicable Fund's or series'
Shares prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds:
            Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Exchange
Limitations
            Until July 3, 2000, shareholders will not be permitted to exchange their shares of any Fund or series of PIMCO Funds: Pacific Investment Management Series for shares of the Global Innovation Fund, although investors will be permitted to exchange their shares of the Global Innovation Fund for shares of the same class of any other Fund or series of the Trust or of PIMCO Funds:
            Pacific Investment Management Series. This restriction may be changed or eliminated at any time at the discretion of the Distributor.

                                                                   Prospectus 32

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

             Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

             Redemptions of Fund shares may be suspended when trading on the
            Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                            At Least Annually     Quarterly
            -------------------------------------------------------------
          Equity Income, Renaissance and                            .
           Value Funds
            -------------------------------------------------------------
          All other Funds                        .
            -------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

            You can choose from the following distribution options:

            . Reinvest all distributions in additional Class D shares of your
              Fund at NAV. This will be done unless you elect another option.

            . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm).
            This option must be elected when your account is set up.

             Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

33 PIMCO Funds: Multi-Manager Series

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-
            PIMCO.

            Tax Consequences

              . Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

              . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities
            and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of

                                                                   Prospectus 34

            Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds
            intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             The Equity Income, Global Innovation, Growth, Innovation,
            Renaissance, Select Growth and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations
            Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Global Innovation and Innovation Funds may invest significant portions of their assets in smaller companies and therefore have substantial exposure to the risks described below. The Mid-Cap Fund also has significant exposure to the risks described below because it invests primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

             The Funds may purchase securities in intial public offerings
            (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

35 PIMCO Funds: Multi-Manager Series

Foreign     The Global Innovation Fund will invest in the securities of
Securities  issuers located in at least three countries (one of which may be the United States). The Equity Income, Growth, Innovation,
            Renaissance, Select Growth and Value Funds may invest up to 15% of their respective assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies
            (together, "foreign securities").

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in countries with developing (or
Securities  "emerging market") economies. The Global Innovation Fund may invest significant portions of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies.
            The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.
            Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. The Global Innovation Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is

                                                                   Prospectus 36
            normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global Innovation
            Fund is particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Global
            Innovation, Growth, Innovation, Renaissance, Select Growth and Value Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The Global Innovation Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Advisors or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
            Each Fund (except the Capital Appreciation and Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies

37 PIMCO Funds: Multi-Manager Series
            or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth, Tax-Efficient Equity and Value Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Tax-Efficient Equity Fund may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of

                                                                   Prospectus 38
            value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse
Repurchase
Agreements
And Other
Borrowings
            Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing

39 PIMCO Funds: Multi-Manager Series
            for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  Each of the Funds may invest up to 5% of its assets in other
in Other    investment companies. As a shareholder of an investment company, a
Investment  Fund may indirectly bear service and other fees which are in
Companies   addition to the fees the Fund pays its service providers.

Portfolio   With the exception of the Tax-Efficient Equity Fund, the length of
Turnover    time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Global Innovation, Growth,
in          Innovation, Renaissance, Select Growth and Tax-Efficient Equity
Investment Funds described in this Prospectus may be changed by the Board of Objectives Trustees without shareholder approval. The investment objective of
and         each other Fund is fundamental and may not be changed without
Policies    shareholder approval. Unless otherwise stated in the Statement of
            Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.
            If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other
Investments
and
Techniques  The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 40

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. The Global Innovation, Growth and Select Growth Funds did not offer Class D shares during the periods shown.

                                                            Net Realized/    Total Income   Dividends   Distributions
 Year or                    Net Asset Value      Net          Unrealized        (Loss)       From Net      From Net
  Period                       Beginning     Investment     Gain (Loss) on  From Investment Investment Realized Capital
  Ended                        of Period    Income (Loss)    Investments      Operations      Income        Gains
-----------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund
  06/30/99                       $26.01          $0.06 (a)        $2.34 (a)       $2.40        $(0.13)       $(1.65)
  04/08/98-06/30/98               25.41           0.02 (a)         0.58 (a)        0.60          0.00          0.00
 Equity Income Fund (i)
  06/30/99                       $16.04          $0.40 (a)        $1.27 (a)       $1.67        $(0.36)       $(1.76)
  04/08/98-06/30/98               16.71           0.09 (a)        (0.66)(a)       (0.57)        (0.10)         0.00
 Innovation Fund (ii)
  06/30/99                       $24.28         $(0.29)(a)       $14.79 (a)      $14.50         $0.00        $(1.26)
  04/08/98-06/30/98               21.50          (0.05)(a)         2.83 (a)        2.78          0.00          0.00
 Mid-Cap Fund
  06/30/99                       $23.99          $0.03 (a)       $(0.04)(a)      $(0.01)       $(0.01)       $(1.07)
  04/08/98-06/30/98               23.97           0.00 (a)         0.02 (a)        0.02          0.00          0.00
 Renaissance Fund (ii)
  06/30/99                       $19.10          $0.00 (a)        $1.45 (a)       $1.45         $0.00        $(2.33)
  04/08/98-06/30/98               18.99           0.01 (a)         0.10 (a)        0.11          0.00          0.00
 Tax-Efficient Equity Fund
  07/10/98-06/30/99              $10.00          $0.03 (a)        $1.56 (a)       $1.59         $0.00         $0.00
 Value Fund (i)
  06/30/99                       $15.64          $0.23 (a)        $1.37 (a)       $1.60        $(0.23)       $(1.72)
  04/08/98-06/30/98               15.99           0.04 (a)        (0.34)(a)       (0.30)        (0.05)         0.00

-------
* Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(i) The information provided for the Equity Income and Value Funds reflects the results of operations under NFJ Investment Group ("NFJ") as the Fund's Sub-Adviser. NFJ is expected to be replaced by the PIMCO Equity Advisors division of PIMCO Advisors ("PIMCO Equity Advisors") as the Sub-Adviser to the Funds on or about May 8, 2000. The Funds would not necessarily have achieved the results shown had PIMCO Equity Advisors been the Funds' Sub-Adviser during the periods shown.
(ii) The information provided for the Innovation and Renaissance Funds reflects results of operations under the Funds' former Sub-Adviser through March 6, 1999 and May 7, 1999, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.

41 PIMCO Funds: Multi-Manager Series

                                                                                        Ratio of Net
Ditributionss                                                              Ratio of      Investment
 i Excess ofn                   Net Asset                                 Expenses to Income (Loss) to
 Nt Realizede        Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
Caital Gainsp    Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
  ------------------------------------------------------------------------------------------------------------------
       $0.00         $(1.78)       $26.63        10.17%          $339        1.10%          0.24%           120%
        0.00           0.00         26.01         2.36            118        1.10*          0.27*            75
       $0.00         $(2.12)       $15.59        12.21%          $106        1.10%          2.73%            76%
        0.00          (0.10)        16.04        (3.43)           104        1.10*          2.23*            45
       $0.00         $(1.26)       $37.52        61.62%       $18,366        1.30%         (0.89)%          119%
        0.00           0.00         24.28        12.93            139        1.30*         (0.99)*          100
       $0.00         $(1.08)       $22.90         0.25%          $359        1.10%          0.16%            85%
        0.00           0.00         23.99         0.08            142        1.10*          0.03*            66
       $0.00         $(2.33)       $18.22        10.01%          $192        1.25%         (0.02)%          221%
        0.00           0.00         19.10         0.58            126        1.25*          0.21*           192
       $0.00          $0.00        $11.59        15.90%          $869        1.11%*         0.30%*           13%
       $0.00         $(1.95)       $15.29        12.00%          $118        1.10%          1.61%           101%
        0.00          (0.05)        15.64        (1.85)            98        1.10*          1.23*            77

                                                                   Prospectus 42

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, CT 06902

            You may also contact your financial service firm for additional information.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS]

            File No. 811-6161

                      (This page left blank intentionally)

                      (This page left blank intentionally)

          ---------------------------------------------------------------------
PIMCO     INVESTMENT ADVISER AND ADMINISTRATOR
Funds:    PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-    92660
Manager   ---------------------------------------------------------------------
Series    SUB-ADVISERS
          PIMCO Equity Advisors division of PIMCO Advisors L.P., Cadence CapitalManagement, Parametric Portfolio Associates
          ---------------------------------------------------------------------
          DISTRIBUTOR
          PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
          06902
          ---------------------------------------------------------------------
          CUSTODIAN
          State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
          64105
          ---------------------------------------------------------------------
          SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
          PFPC, Inc., P.O. Box 9688, Providence, RI 02940
          ---------------------------------------------------------------------
          INDEPENDENT ACCOUNTANTS
          PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
          ---------------------------------------------------------------------
          LEGAL COUNSEL
          Ropes & Gray, One International Place, Boston, MA 02110
          ---------------------------------------------------------------------
          For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                           PIMCO Funds is on the Web

                              www.pimcofunds.com


A Partial List of What's Available:


Daily Share Prices

Daily Manager Commentary

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Listing of Fund Portfolio Holdings

Risk Analysis

Fund Manager Bios

Resources for Investment Professionals


Through the PIMCO Funds Website, at www.pimcofunds.com, you and your financial advisor have around-the-clock access to the most timely and comprehensive information available on PIMCO Funds.

[GRAPHIC]

    In addition, the site includes daily commentary from our fund managers, with insights on the economy and other factors affecting the stock and bond markets.

[GRAPHIC]

Investment Insight

The Investment Insight section provides an overview of the investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment process, biographies of the investment team, manager updates and more.

[GRAPHIC]

Fund Information

In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings.

    Additionally, we provide a summary of a fund's portfolio--complete with risk analysis data. You can also obtain daily fund share prices. Please read the relevant prospectus carefully before you invest in any PIMCO Fund.


PZ006.3/00                                           Not part of the Prospectus
--------------------------------------------------------------------------------

                             [LOGO OF PIMCO FUNDS]

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

PIMCO Funds Prospectus


                     -----------------------------------------------------------
Multi-Manager        PIMCO EQUITY ADVISORS
Series               Equity Income Fund               Mid-Cap Equity Fund
April 3, 2000        Value Fund                       Opportunity Fund
Share Classes        Renaissance Fund                 Innovation Fund
[ ] Institutional    Growth Fund                      Global Innovative Fund
[ ] Administrative   Select Growth Fund               International Growth Fund
                     Target Fund

                     ----------------------------------------------------------
                     CADENCE CAPITAL MANAGEMENT
                     Mega-Cap Fund                    Small-Cap Fund
                     Capital Appreciation Fund        Micro-Cap Fund
                     Mid-Cap Fund

                     ----------------------------------------------------------
                     NFJ INVESTMENT GROUP
                     Small-Cap Value Fund

                     ----------------------------------------------------------
                     PARAMETRIC PORTFOLIO ASSOCIATES
                     Enhanced Equity Fund             Tax-Efficient Structured
                     Tax-Efficient Equity Fund         Emerging Markets Fund
                     Structured Emerging Markets Fund

                     ----------------------------------------------------------
                     BLAIRLOGIE CAPITAL MANAGEMENT
                     International Fund



                     This cover is not part of the Prospectus
                                                               P   I   M   C   O
                                                               -----------------
                                                                       F U N D S

                 PIMCO Funds Prospectus

PIMCO            This Prospectus describes 22 mutual funds offered by PIMCO
Funds:           Funds: Multi-Manager Series. The Funds provide access to the
Multi-           professional investment advisory services offered by PIMCO
Manager          Advisors L.P. and its investment management affiliates. As of
Series           December 31, 1999, PIMCO Advisors and its affiliates managed approximately $261 billion in assets. PIMCO Advisors'
April 3,         institutional heritage is reflected in the PIMCO Funds offered
2000             in this Prospectus.

Share            This Prospectus explains what you should know about the Funds
Classes          before you invest. Please read it carefully.
Institutional
and              The Securities and Exchange Commission has not approved or
Administrative   disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  PIMCO Funds: Multi-Manager Series
1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Equity Income Fund.............................................   5
           Value Fund.....................................................   7
           Renaissance Fund...............................................   9
           Growth Fund....................................................  11
           Select Growth Fund.............................................  13
           Target Fund....................................................  15
           Mid-Cap Equity Fund............................................  17
           Opportunity Fund...............................................  19
           Innovation Fund................................................  21
           Global Innovation Fund.........................................  23
           International Growth Fund......................................  25
           Mega-Cap Fund..................................................  27
           Capital Appreciation Fund......................................  29
           Mid-Cap Fund...................................................  31
           Small-Cap Fund.................................................  33
           Micro-Cap Fund.................................................  35
           Small-Cap Value Fund...........................................  37
           Enhanced Equity Fund...........................................  39
           Tax-Efficient Equity Fund......................................  41
           Structured Emerging Markets Fund...............................  43
           Tax-Efficient Structured Emerging Markets Fund.................  46
           International Fund.............................................  49
         Summary of Principal Risks.......................................  51
         Management of the Funds..........................................  54
         Investment Options -- Institutional Class and Administrative
          Class Shares ...................................................  60
         Purchases, Redemptions and Exchanges.............................  61
         How Fund Shares Are Priced.......................................  66
         Fund Distributions...............................................  67
         Tax Consequences.................................................  68
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  69
         Financial Highlights.............................................  79

                                                                   Prospectus

            Summary Information

 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                       Approximate
                                                                                                       Number of
  Sub-Adviser           Fund           Investment Objective     Main Investments                       Holdings
 -----------------------------------------------------------------------------------------------------------------
  PIMCO Equity          Equity Income  Current income as a      Income producing common stocks of         40-50
  Advisors                             primary objective; long- companies with market capitalizations
                                       term growth of capital   of more than $2 billion
                                       as a secondary objective
             -----------------------------------------------------------------------------------------------------
                        Value          Long-term growth of      Common stocks of companies with market     40
                                       capital and income       capitalizations of more than $10
                                                                billion and below-average valuations
                                                                whose business fundamentals are
                                                                expected to improve.
             -----------------------------------------------------------------------------------------------------
                        Renaissance    Long-term growth of      Common stocks of companies with below-    50-80
                                       capital and income       average valuations whose business
                                                                fundamentals are expected to improve
             -----------------------------------------------------------------------------------------------------
                        Growth         Long-term growth of      Common stocks of companies with market    35-40
                                       capital; income is an    capitalizations of at least $5 billion
                                       incidental consideration
             -----------------------------------------------------------------------------------------------------
                        Select Growth  Long-term growth of      Common stocks of companies with market    15-25
                                       capital; income is an    capitalizations of at least $10
                                       incidental consideration billion
             -----------------------------------------------------------------------------------------------------
                        Target         Capital appreciation; no Common stocks of companies with market    40-60
                                       consideration is given   capitalizations of between $1 billion
                                       to income                and $10 billion
             -----------------------------------------------------------------------------------------------------
                        Mid-Cap Equity Long-term growth of      Common stocks of companies with market     40
                                       capital                  capitalizations of $1 billion to $10
                                                                billion
             -----------------------------------------------------------------------------------------------------
                        Opportunity    Capital appreciation; no Common stocks of companies with market   60-100
                                       consideration is given   capitalizations of between $100
                                       to income                million and $2 billion
             -----------------------------------------------------------------------------------------------------
                        Innovation     Capital appreciation; no Common stocks of technology-related        40
                                       consideration is given   companies with market capitalizations
                                       to income                of more than $200 million
             -----------------------------------------------------------------------------------------------------
                        Global         Capital appreciation; no Common stocks of U.S. and non-U.S.        30-60
                        Innovation     consideration is given   technology-related companies with
                                       to income                market capitalizations of more than
                                                                $200 million
             -----------------------------------------------------------------------------------------------------
                        International  Long-term capital        An international portfolio of common     50-100
                        Growth         appreciation             stocks

 -----------------------------------------------------------------------------------------------------------------
  Cadence Capital       Mega-Cap       Long-term growth of      Common stocks of companies with very      40-60
  Management                           capital                  large market capitalizations that have
                                                                improving fundamentals and whose stock
                                                                is reasonably valued by the market
             -----------------------------------------------------------------------------------------------------
                        Capital        Growth of capital        Common stocks of companies with market   60-100
                        Appreciation                            capitalizations of at least $1 billion
                                                                that have improving fundamentals and
                                                                whose stock is reasonably valued by
                                                                the market
             -----------------------------------------------------------------------------------------------------
                        Mid-Cap        Growth of capital        Common stocks of companies with market   60-100
                                                                capitalizations of more than $500
                                                                million (excluding the largest 200
                                                                companies) that have improving
                                                                fundamentals and whose stock is
                                                                reasonably valued by the market
             -----------------------------------------------------------------------------------------------------
                        Small-Cap      Growth of capital        Common stocks of companies with market   60-100
                                                                capitalizations of more than $100
                                                                million (excluding the largest 1,000
                                                                companies) that have improving
                                                                fundamentals and whose stock is
                                                                reasonably valued by the market
             -----------------------------------------------------------------------------------------------------
                        Micro-Cap      Long-term growth of      Common stocks of companies with market   60-100
                                       capital                  capitalizations of less than $250
                                                                million that have improving
                                                                fundamentals and whose stock is
                                                                reasonably valued by the market

 -----------------------------------------------------------------------------------------------------------------
  NFJ Investment Group  Small-Cap      Long-term growth of      Common stocks of companies with market     100
                        Value          capital and income       capitalizations of between $100
                                                                million and $1.5 billion and below-
                                                                average price-to-earnings ratios
                                                                relative to the market and their
                                                                industry groups

 -----------------------------------------------------------------------------------------------------------------

  PIMCO Funds: Multi-Manager Series
3

                                                                                                       Approximate
                                                                                                       Number of
  Sub-Adviser           Fund           Investment Objective     Main Investments                       Holdings
 -----------------------------------------------------------------------------------------------------------------
  Parametric Portfolio  Enhanced       A total return which     Common stocks represented in the S&P     100-200
  Associates            Equity         equals or exceeds the    500 Index with market capitalizations
                                       total return performance of more than $5 billion
                                       of an index (currently
                                       the S&P 500 Index) that
                                       represents the
                                       performance of a
                                       reasonably broad
                                       spectrum of common
                                       stocks that are publicly
                                       traded in the U.S.
             -----------------------------------------------------------------------------------------------------
                        Tax-Efficient  Maximum after-tax growth A broadly diversified portfolio of at     More
                        Equity         of capital               least 200 common stocks of companies      than
                                                                represented in the S&P 500 Index with      200
                                                                market capitalizations of more than $5
                                                                billion
             -----------------------------------------------------------------------------------------------------
                        Structured     Long-term growth of      Common stocks of companies located in,    More
                        Emerging       capital                  or whose business relates to, emerging    than
                        Markets                                 markets                                    300
             -----------------------------------------------------------------------------------------------------
                        Tax-Efficient  Long-term growth of      Common stocks of companies located in,    More
                        Structured     capital; the Fund also   or whose business relates to, emerging    than
                        Emerging       seeks to achieve         markets                                    300
                        Markets        superior after-tax
                                       returns for its
                                       shareholders by using a
                                       variety of tax-efficient
                                       management strategies

 -----------------------------------------------------------------------------------------------------------------
  Blairlogie Capital    International  Capital appreciation     Common stocks of foreign (non-U.S.)      200-250
  Management                           through investment in an issuers (developed and emerging
                                       international portfolio; markets) with market capitalizations income is an incidental  of more than $500 million
                                       consideration
 -----------------------------------------------------------------------------------------------------------------

Fund             The Funds provide a broad range of investment choices. The
Descriptions,    following Fund Summaries identify each Fund's investment
Performance      objective, principal investments and strategies, principal
and Fees         risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund
                 Summaries.

                  It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                 Prospectus

            PIMCO Equity Income Fund
                                            Ticker Symbols: PEIIX  (Inst. Class)
                                                            PINAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus          Approximate
Investments   Seeks current          Income producing    Capitalization Range
and           income as a            common potential    More than $2 billion
Strategies    primary                for capital
              objective, and         appreciation        Dividend Frequency
              long-term growth                           Quarterly
              of capital as a        Approximate
              secondary              Number of
              objective              Holdings
                                     40-50

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Foreign Investment Risk . Credit Risk
             . Issuer Risk           . Currency Risk           . Management Risk
             . Value Securities Risk . Interest Rate Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund is expected to change sub-advisers on or about May 8, 2000. The Fund would not necessarily have achieved the performance results shown on the next page under its expected new investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
5

            Calendar Year Total Returns -- Institutional Class


[CHART APPEARS HERE]                    Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
1992          14.75%                    --------------------------------------
1993           8.47%                    Highest (2nd Qtr. '99)          16.06%
1994          -1.61%                    --------------------------------------
1995          33.47%                    Lowest (3rd Qtr. '98)          -10.93%
1996          21.48%
1997          31.38%
1998           8.37%
1999          -1.92%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (3/8/91)(/3/)
         ---------------------------------------------------------------------
         Institutional Class                     -1.92% 17.75%  14.25%
         ---------------------------------------------------------------------
         Administrative Class                    -2.22% 17.47%  13.96%
         ---------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04% 28.56%  19.75%
         ---------------------------------------------------------------------
         Lipper Equity Income Fund Average(/2/)   4.77% 18.02%  14.57%
         ---------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class    Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Value Fund
                                            Ticker Symbols: PDLIX (Inst. Class)
                                                            PVLAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks long-term        Undervalued        Capitalization Range
and           growth of              larger             More than $10 billion
Strategies    capital and            capitalization
              income                 stocks with        Dividend Frequency
                                     improving          Quarterly
                                     business
                                     fundamentals

                                     Approximate
                                     Number of
                                     Holdings
                                     40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADR's). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Foreign Investment Risk . Credit Risk
             . Issuer Risk           . Currency Risk           . Management Risk
             . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund is expected to change sub-advisers on or about May 8, 2000. The Fund would not necessarily have achieved the performance results shown on the next page under its expected new investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
7

            Calendar Year Total Returns -- Institutional Class


[BAR CHART OF TOTAL RETURNS             Highest and Lowest Quarter Returns
APPEARS HERE]                           (for periods shown in the bar chart)
                                        -------------------------------------
1992         13.15%                     Highest (2nd Qtr. '99)         17.92%
1993         16.41%                     -------------------------------------
1994         -4.07%                     Lowest (3rd Qtr.'98)          -13.23%
1995         38.91%
1996         20.34%
1997         26.21%
1998         10.17%
1999          4.30%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/30/91)(/3/)
         --------------------------------------------------------------------------
         Institutional Class                          4.30% 19.37%  15.11%
         --------------------------------------------------------------------------
         Administrative Class                         3.94% 19.05%  14.81%
         --------------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  19.70%
         --------------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  13.71% 21.37%  15.51%
         --------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
         Share Class    Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Renaissance Fund
                                            Ticker Symbols: PRNIX (Inst. Class)
                                                            PRAAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus        Approximate
Investments   Seeks long-term        Undervalued       Capitalization Range
and           growth of              stocks with       All capitalizations
Strategies    capital and            improving
              income                 business          Dividend Frequency
                                     fundamentals      Quarterly

                                     Approximate
                                     Number of
                                     Holdings
                                     50-80

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk         . Foreign Investment Risk  . Credit Risk
             . Issuer Risk         . Currency Risk            . Management Risk
             . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Institutional Class shares (12/30/97) and Administrative Class shares (8/31/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1) fees (if any) and administrative fees.
            Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
9

            Calendar Year Total Returns -- Institutional Class


[CHART APPEARS HERE]                      Highest and Lowest Quarter Returns
                                          (for periods shown in the bar chart)
1990       -14.47%                        ------------------------------------
1991        34.75%                        Highest (4th Qtr. '98)        18.51%
1992         9.02%                        ------------------------------------
1993        22.62%                        Lowest (3rd Qtr. '98)        -16.52%
1994        -3.95%
1995        29.06%
1996        25.82%
1997        36.42%
1998        11.83%
1999         9.80%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                        1 Year 5 Years 10 Years (4/18/88)(/3/)
         ---------------------------------------------------------------------
         Institutional Class            9.80%  22.16%  14.94%   14.39%
         ---------------------------------------------------------------------
         Administrative Class           9.77%  21.91%  14.68%   14.13%
         ---------------------------------------------------------------------
         Russell 1000 Value Index(/1/)  7.34%  23.08%  15.60%   16.38%
         ---------------------------------------------------------------------
         Lipper Equity Income Fund
          Average(/2/)                  4.77%  18.02%  12.85%   13.54%
         ---------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as one of the Fund's comparative indexes because PIMCO Advisors believes the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%, respectively.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.60%    None           0.25%         0.85%
         --------------------------------------------------------------------
         Administrative  0.60     0.25%          0.25          1.10
         --------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional          $ 87               $271               $471              $1,049
         --------------------------------------------------------------------------------------
         Administrative          112                350                606               1,340
         --------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Growth Fund
                                            Ticker Symbols: PGFIX (Inst. Class)
                                                            PGFAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective    Fund Focus         Approximate
Investments   Seeks long-term         Larger             Capitalization Range
and           growth of               capitalization     At least $5 billion
Strategies    capital; income         common stocks
              is an incidental                           Dividend Frequency
              consideration           Approximate        At least annually
                                      Number of
                                      Holdings
                                      35-40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk         . Foreign Investment Risk  . Credit Risk
             . Issuer Risk         . Currency Risk            . Management Risk
             . Growth Securities   . Focused Investment Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), the Average Annual Total Returns table also shows estimated historical performance for Institutional Class and Administrative Class shares based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative
            Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
11

            Calendar Year Total Returns -- Class C


[BAR CHART APPEARS HERE]                Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
1990           0.29%                    ------------------------------------
1991          41.88%                    Highest (4th Qtr. '99)        36.21%
1992           2.08%                    ------------------------------------
1993           9.32%                    Lowest (3rd Qtr. '90)        -13.14%
1994          -0.75%
1995          27.47%
1996          17.52%
1997          21.84%
1998          38.90%
1999          39.83%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                          1 Year 5 Years 10 Years (2/24/84)(/3/)
         -----------------------------------------------------------------------
         Class C                          38.83% 28.80%  18.77%   19.25%
         -----------------------------------------------------------------------
         Institutional Class              40.87% 30.17%  20.08%   20.58%
         -----------------------------------------------------------------------
         Administrative Class             40.54% 29.85%  19.79%   20.29%
         -----------------------------------------------------------------------
         S&P 500 Index(/1/)               21.04% 28.56%  18.21%   18.60%
         -----------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)  29.23% 25.03%  16.48%   16.27%
         -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.50%    None           0.25%         0.75%
         ---------------------------------------------------------------------
         Administrative  0.50     0.25%          0.25          1.00
         ---------------------------------------------------------------------
            (1)   Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 77     $240           $417          $  930
         ---------------------------------------------------------------------
         Administrative   102      318            552           1,225
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Select Growth Fund
                                            Ticker Symbols: PCFIX (Inst. Class)
                                                            PCEAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective    Fund Focus        Approximate
Investments   Seeks long-term         Larger            Capitalization Range
and           growth of               capitalization    At least $10 billion
Strategies    capital; income         common stocks
              is an incidental                          Dividend Frequency
              consideration           Approximate       At least annually
                                      Number of
                                      Holdings
                                      15-25

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

             The Fund may invest up to 25% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk         . Growth Securities Risk   . Credit Risk
             . Issuer Risk         . Foreign Investment Risk  . Management Risk
             . Focused Investment  . Currency Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (5/31/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page reflects the Fund's advisory fee level in effect prior to April 1, 2000 (0.57% per annum); these results would have been lower had the current advisory fee level (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
13

            Calendar Year Total Returns -- Institutional Class

[BAR CHART OF TOTAL RETURNS               Highest and Lowest Quarter Returns
APPEARS HERE]                             (for periods shown in the bar chart)
                                          ------------------------------------
1995       27.96%                         Highest (4th Qtr. '98)        24.90%
1996       17.95%                         ------------------------------------
1997       25.32%                         Lowest (3rd Qtr. '98)        -11.38%
1998       41.06%
1999       24.27%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                           1 Year   5 Years   (12/28/94)(/3/)
         --------------------------------------------------------------------
         Institutional Class               24.27%   27.09%    27.06%
         --------------------------------------------------------------------
         Administrative Class              23.75%   26.69%    26.67%
         --------------------------------------------------------------------
         S&P 500 Index(/1/)                21.04%   28.56%    28.56%
         --------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)   29.23%   25.03%    25.03%
         --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.60%    None           0.25%         0.85%
         ---------------------------------------------------------------------
         Administrative  0.60     0.25%          0.25          1.10
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 87     $271           $471          $1,049
         ---------------------------------------------------------------------
         Administrative   112      350            606           1,340
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Target Fund
                                            Ticker Symbols: PFTIX (Inst. Class)
                                                            N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Approximate
Investments                          Medium               Capitalization Range
and           Seeks capital          capitalization       Between $1 billion and
Strategies    appreciation; no       common stocks        $10 billion
              consideration is
              given to income        Approximate          Dividend Frequency
                                     Number of            At least annually
                                     Holdings
                                     40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk        . Liquidity Risk     . Focused Investment Risk
             . Issuer Risk        . Foreign Investment . Credit Risk
             . Growth Securities     Risk              . Management Risk
                Risk              . Currency Risk
             . Smaller Company Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
15

            Calendar Year Total Returns -- Class A


[BAR CHART APPEARS HERE]                Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
1993           24.52%                   ------------------------------------
1994            3.09%                   Highest (4th Qtr. '99)        53.05%
1995           30.31%                   ------------------------------------
1996           15.68%                   Lowest (3rd Qtr. '98)        -13.15%
1997           15.44%
1998           23.27%
1999           66.25%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (12/17/92)(/3/)
         ---------------------------------------------------------------------
         Class A                            57.10%   28.28%    24.13%
         ---------------------------------------------------------------------
         Institutional Class                66.50%   30.31%    25.66%
         ---------------------------------------------------------------------
         Administrative Class               66.28%   30.02%    25.37%
         ---------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)         14.73%   23.05%    17.55%
         ---------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    17.44%
         ---------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.55%    None           0.25%         0.80%
         ---------------------------------------------------------------------
         Administrative  0.55     0.25%          0.25          1.05
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 82     $255           $444          $  990
         ---------------------------------------------------------------------
         Administrative   107      334            579           1,283
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Mid-Cap Equity Fund
                                            Ticker Symbols: PMEIX (Inst. Class)
                                                            N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective    Fund Focus           Approximate
Investments   Seeks long-term         Medium and large     Capitalization Range
and           growth of               capitalization       $1 billion to $10
Strategies    capital                 common stocks        billion

                                      Approximate          Dividend Frequency
                                      Number of            At least annually
                                      Holdings
                                      40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion to $10 billion at the time of investment.

             The Fund usually invests in approximately 40 common stocks. In selecting stocks, the portfolio managers use two distinct investment disciplines. Approximately 50% of the value of the Fund's portfolio will be selected using a "growth" style. The portfolio manager of this growth segment seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth, high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock in the growth segment when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The remainder of the Fund's portfolio (approximately 50% of its value) will be selected using a "value" style. The portfolio manager of this value segment invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock in the value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk        . Smaller Company Risk . Focused Investment
             . Issuer Risk        . Liquidity Risk          Risk
             . Value Securities   . Foreign Investment   . Credit Risk
                Risk                 Risk                . Management Risk
             . Growth Securities  . Currency Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. During the periods shown, Administrative Class shares were outstanding only from 8/21/97 (the inception date of Administrative Class shares) to 5/27/99 (the date on which all Administrative Class shares then outstanding were redeemed). For periods prior to 8/21/97 and after 5/27/99, performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
17

            Calendar Year Total Returns -- Institutional Class


[BAR CHART OF TOTAL RETURNS             Highest and Lowest Quarter Returns
APPEARS HERE]                           (for periods shown in the bar chart)
                                        ------------------------------------
1995        31.72%                      Highest (4th Qtr. '99)        40.12%
1996        17.31%                      ------------------------------------
1997        16.22%                      Lowest (3rd Qtr. '98)        -11.53%
1998        29.89%
1999        51.81%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (12/28/94)(/3/)
         ---------------------------------------------------------------------
         Institutional Class                51.81%   28.77%    28.72%
         ---------------------------------------------------------------------
         Administrative Class               51.32%   28.48%    28.41%
         ---------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)         14.73%   23.05%    23.05%
         ---------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    23.07%
         ---------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.63%    None           0.25%         0.88%
         ---------------------------------------------------------------------
         Administrative  0.63     0.25%          0.25          1.13
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 90     $281           $488          $1,084
         ---------------------------------------------------------------------
         Administrative   115      359            622           1,375
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Opportunity Fund
                                           Ticker Symbols: POFIX (Inst. Class)
                                                           N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks capital          Smaller            Capitalization Range
and           appreciation; no       capitalization     Between $100 million
Strategies    consideration is       common stocks      and $2 billion
              given to income
                                     Approximate        Dividend Frequency
                                     Number of          At least annually
                                     Holdings
                                     60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $100 million and $2 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk         . Liquidity Risk     . Focused Investment
             . Issuer Risk         . Foreign Investment    Risk
             . Growth Securities      Risk              . Credit Risk
                Risk               . Currency Risk      . Management Risk
             . Smaller Company
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class C, Institutional Class and Administrative Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class C performance would be lower than Institutional Class or Administrative Class performance because of the sales charges and higher expenses paid by Class C shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative
            Class shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
19

            Calendar Year Total Returns -- Class C

[BAR CHART APPEARS HERE]                Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
1990       -7.34%                       ------------------------------------
1991       68.08%                       Highest (4th Qtr. '99)        45.70%
1992       28.46%                       ------------------------------------
1993       36.16%                       Lowest (3rd Qtr. '98)        -25.78%
1994       -4.74%
1995       41.43%
1996       11.54%
1997       -4.75%
1998        1.29%
1999       63.99%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                                Fund Inception
                                                        1 Year 5 Years 10 Years (2/24/84)(/3/)
         -------------------------------------------------------------------------------------
         Class C                                        62.99% 20.09%  20.55%    18.93%
         -------------------------------------------------------------------------------------
         Institutional Class                            64.93% 21.34%  21.86%    20.25%
         -------------------------------------------------------------------------------------
         Administrative Class                           64.59% 21.04%  21.57%    19.96%
         -------------------------------------------------------------------------------------
         Russell 2000 Index(/1/)                        21.25% 16.69%  13.40%    12.49%
         -------------------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  41.82% 22.88%  14.74%    14.56%
         -------------------------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.65%    None           0.25%         0.90%
         --------------------------------------------------------------------
         Administrative  0.65     0.25%          0.25          1.15
         --------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         --------------------------------------------------------------------
         Institutional   $ 92     $287           $498          $1,108
         --------------------------------------------------------------------
         Administrative   117      365            633           1,398
         --------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Innovation Fund
                                           Ticker Symbols: PIFIX (Inst. Class)
                                                           N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Approximate
Investments   Seeks capital         Common stocks of    Capitalization Range
and           appreciation; no      technology-         More than $200 million
Strategies    consideration is      related
              given to income       companies           Dividend Frequency
                                                        At least annually
                                    Approximate
                                    Number of
                                    Holdings
                                    40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.


--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk          . Smaller Company Risk   . Currency Risk
             . Issuer Risk          . Liquidity Risk         . Credit Risk
             . Focused Investment   . Foreign Investment     . Management Risk
                Risk                   Risk
             . Growth Securities
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund has not offered Institutional Class or Administrative Class shares for a full calendar year. Although Class A, Institutional Class and Administrative Class shares would have similar returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Institutional Class or Administrative Class performance because of the higher sales charges and/or expenses paid by Class A shares. The returns in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception of Institutional Class shares (3/5/99) and for all periods shown for Administrative Class shares (which were not offered during those periods), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
21

            Calendar Year Total Returns -- Class A

[BAR CHART OF TOTAL RETURNS            Highest and Lowest Quarter Returns
APPEARS HERE]                          (for periods shown in the bar chart)
                                       ------------------------------------
1995        45.33%                     Highest (4th Qtr. '99)        80.12%
1996        23.60%                     ------------------------------------
1997         9.03%                     Lowest (1st Qtr. '97)        -12.56%
1998        79.41%
1999       139.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                             Fund Inception
                                             1 Year  5 Years (12/22/94)(/3/)
         -------------------------------------------------------------------
         Class A                             126.24% 51.38%  51.01%
         -------------------------------------------------------------------
         Institutional Class                 140.65% 53.74%  53.36%
         -------------------------------------------------------------------
         Administrative Class                139.75% 53.33%  52.94%
         -------------------------------------------------------------------
         S&P 500 Index(/1/)                   21.04% 28.56%  28.56%
         -------------------------------------------------------------------
         Lipper Science and Technology Fund
          Average(/2/)                       134.77% 40.91%  40.91%
         -------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest 65% of their assets in science and technology stocks. It does not take into account sales charges. (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.65%    None           0.25%         0.90%
         ---------------------------------------------------------------------
         Administrative  0.65     0.25%          0.25          1.15
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 92     $287           $498          $1,108
         ---------------------------------------------------------------------
         Administrative   117      365            633           1,398
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Global Innovation Fund
                                              Ticker Symbols: N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Approximate
Investments   Seeks capital         Common stocks of    Capitalization Range
and           appreciation; no      U.S. and non-       More than $200 million
Strategies    consideration is      U.S. technology-
              given to income       related             Dividend Frequency
                                    companies           At least annually

                                    Approximate
                                    Number of
                                    Holdings
                                    30-60

              The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund normally invests in securities traded principally in the securities markets of developed countries, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in emerging markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk          . Derivatives Risk   . Leveraging Risk
             . Issuer Risk          . Foreign Investment . Credit Risk
             . Growth Securities    . Emerging Markets   . Management Risk
                Risk                   Risk
             . Smaller Company Risk . Currency Risk
             . Liquidity Risk       . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in December 1999 and does not yet Information have a full calendar year of performance. Thus, no bar chart or
            Average Annual Total Returns table is included for the Fund.

  PIMCO Funds: Multi-Manager Series
23

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating Fee         Net
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses       Waiver(/2/) Expenses(/2/)
         ----------------------------------------------------------------------------------------------
         Institutional   1.00%    None           0.44%         1.44%          0.04%       1.40%
         ----------------------------------------------------------------------------------------------
         Administrative  1.00     0.25%          0.44          1.69           0.04        1.65
         ----------------------------------------------------------------------------------------------
            (1)  Other Expenses, which are based on estimated amounts for the
                 Fund's initial fiscal year, reflect a 0.40% Administrative
                 Fee paid by the class and 0.04% representing the Fund's
                 organizational expenses as attributed to the class
                 ("Organizational Expenses").
            (2)  Net Expenses reflect the effect of a contractual agreement by
                 PIMCO Advisors to waive, reduce or reimburse its
                 Administrative Fees for each class in an amount that, in
                 essence, is equal to the Fund's Organizational Expenses
                 attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant
                 conditions will not continue after the Fund's fiscal year
                 ending June 30, 2000.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class    Year 1                  Year 3
         ----------------------------------------------------------------------------------------------
         Institutional   $143                    $443
         ----------------------------------------------------------------------------------------------
         Administrative   168                     520
         ----------------------------------------------------------------------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.
                                                                   Prospectus

            PIMCO International Growth Fund
                                            Ticker Symbols: PIGIX (Inst. Class)
                                                            N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Approximate
Investments   Seeks long-term       Common stocks of    Capitalization Range
and           capital               foreign (non-       At least $2 billion
Strategies    appreciation          U.S.) issuers
                                                        Dividend Frequency
                                    Approximate         At least annually
                                    Number of
                                    Holdings
                                    50-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks. Although the Fund normally invests in securities traded principally in developed foreign securities markets, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund will invest in the securities of issuers of at least three countries other than the United States, and may also invest in securities of foreign issuers traded on U.S. securities markets.

             In making investment decisions for the Fund, the portfolio managers attempt to identify growth companies whose securities are trading at a reasonable price. The portfolio managers analyze the companies in the Fund's international investment universe according to a number of growth characteristics, which may include earnings growth, price momentum and analysts' revisions of earnings targets. The portfolio managers may then eliminate stocks that appear to be overvalued, based on factors such as price-to-earnings, price-to-book and price-to-cash flow ratios and recent stock price movements. They then construct a portfolio for the Fund that is reasonably diversified across countries. The portfolio managers look to sell a stock when the company's growth characteristics are deteriorating or when the stock's valuation becomes excessive. Stocks are also sold in order to rebalance the Fund's portfolio or country weightings.

             The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar. It may also invest directly in foreign currencies and invest up to 10% of its assets in other investment companies.

             The Fund intends to be fully invested in the securities discussed above (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Foreign Investment  . Growth Securities   . Focused Investment
                Risk                  Risk                  Risk
             . Currency Risk       . Value Securities     . Credit Risk
             . Market Risk         . Smaller Company      . Management Risk
             . Issuer Risk            Risk
                                   . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            The Fund's Administrative Class shares do not have a performance history. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to July
            1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
25

            Calendar Year Total Returns -- Institutional Class

[BAR CHART OF TOTAL RETURNS             Highest and Lowest Quarter Returns
APPEARS HERE]                           (for periods shown in the bar chart)
                                        ------------------------------------
1998        39.40%                      Highest (4th Qtr. '99)        47.11%
1999       109.71%                      ------------------------------------
                                        Lowest (3rd Qtr. '98)        -17.79%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                    1 Year        (12/31/97)(/3/)
         ------------------------------------------------------------------------
         Institutional Class                        109.71%       70.98%
         ------------------------------------------------------------------------
         Administrative Class                       109.22%       70.57%
         ------------------------------------------------------------------------
         MSCI EAFE Index(/1/)                        27.30%       23.77%
         ------------------------------------------------------------------------
         Lipper International Fund Average(/2/)      40.91%       25.73%
         ------------------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.85%    None           0.50%         1.35%
         ---------------------------------------------------------------------
         Administrative  0.85     0.25%          0.50          1.60
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $137     $428           $739          $1,624
         ---------------------------------------------------------------------
         Administrative   163      505            871           1,900
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Mega-Cap Fund
                                             Ticker Symbols: N/A (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Approximate
Investments                          Very large           Capitalization Range
and           Seeks long-term        capitalization       The largest 250
Strategies    growth of capital      common stocks        publicly traded
                                                          companies (in terms
                                     Approximate          of market
                                     Number of            capitalizations)
                                     Holdings
                                     40-60                Dividend Frequency
                                                          At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very large market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 250 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top portion of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk      . Growth Securities Risk  . Focused Investment
             . Issuer Risk      . Credit Risk                Risk
             . Value Securities                            . Management Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in September 1999 and does not yet Information have a full calendar year of performance. Thus, no bar chart or
            Average Annual Total Returns table is included for the Fund.

  PIMCO Funds: Multi-Manager Series
27

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
           Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating Fee         Net
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses       Waiver(/2/) Expenses(/2/)
         ---------------------------------------------------------------------------------------------
         Institutional   0.45%    None           0.55%         1.00%          0.30%       0.70%
        ----------------------------------------------------------------------------------------------
         Administrative  0.45     0.25%          0.55          1.25           0.30        0.95
         ----------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the
                Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and 0.30% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (2) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.


            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class            Year 1               Year 3
         --------------------------------------------------------------------------------------
         Institutional           $72                  $224
         --------------------------------------------------------------------------------------
         Administrative           97                   303
         --------------------------------------------------------------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.

                                                                   Prospectus

            PIMCO Capital Appreciation Fund
                                            Ticker Symbols: PAPIX (Inst. Class)
                                                            PICAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus           Approximate
Investments   Seeks growth of       Larger               Capitalization Range
and           capital               capitalization       At least $1 billion
Strategies                          common stocks
                                                         Dividend Frequency
                                    Approximate          At least annually
                                    Number of Holdings
                                    60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk  . Credit Risk
             . Issuer Risk           . Focused Investment Risk . Management Risk
             . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (7/31/96), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
29

            Calendar Year Total Returns -- Institutional Class


[BAR CHART OF TOTAL RETURNS              Highest and Lowest Quarter Returns
APPEARS HERE]                            (for periods shown in the bar chart)
                                         ------------------------------------
1992         7.51%                       Highest (4th Qtr. '99)        23.43%
1993        17.70%                       ------------------------------------
1994        -4.26%                       Lowest (3rd Qtr. '98)        -14.16%
1995        37.14%
1996        26.79%
1997        34.22%
1998        17.59%
1999        22.30%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
         ----------------------------------------------------------------------------
         Institutional Class                            22.30% 27.40%  20.03%
         ----------------------------------------------------------------------------
         Administrative Class                           21.92% 27.08%  19.72%
         ----------------------------------------------------------------------------
         S&P 500 Index(/1/)                             21.04% 28.56%  19.75%
         ----------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  41.82% 22.88%  16.55%
         ----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------
            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.


            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                 Prospectus

            PIMCO Mid-Cap Fund
                                            Ticker Symbols: PMGIX (Inst. Class)
                                                            PMCGX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks growth of        Medium             Capitalization Range
and           capital                capitalization     More than $500 million
Strategies                           common stocks      (excluding the largest
                                                        200 companies)
                                     Approximate
                                     Number of          Dividend Frequency
                                     Holdings           At least annually
                                     60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk          . Growth Securities   . Focused Investment
                                       Risk                  Risk
             . Issuer Risk          . Smaller Company     . Credit Risk
             . Value Securities        Risk               . Management Risk
                Risk                . Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
31

            Calendar Year Total Returns -- Institutional Class

[BAR CHART OF TOTAL RETURNS             Highest and Lowest Quarter Returns
APPEARS HERE]                           (for periods shown in the bar chart)
                                        ------------------------------------
1992          9.18%                     Highest (4th Qtr. '99)        23.10%
1993         15.77%                     ------------------------------------
1994         -2.36%                     Lowest (3rd Qtr. '98)        -14.40%
1995         37.29%
1996         23.36%
1997         34.17%
1998          7.93%
1999         12.98%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (8/26/91)(/3/)
         --------------------------------------------------------------------
         Institutional Class                12.98%   22.61%    17.59%
         --------------------------------------------------------------------
         Administrative Class               12.67%   22.33%    17.31%
         --------------------------------------------------------------------
         Russell Mid-Cap Index(/1/)         18.23%   21.85%    17.31%
         --------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    16.94%
         --------------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Small-Cap Fund
                                            Ticker Symbols: PSCIX (Inst. Class)
                                                            PSGAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Approximate
Investments   Seeks growth of       Smaller             Capitalization Range
and           capital               capitalization      More than $100 million
Strategies                          common stocks       (excluding the largest
                                                        1,000 companies)
                                    Approximate
                                    Number of           Dividend Frequency
                                    Holdings            At least annually
                                    60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with smaller market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $100 million, but excluding the 1,000 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk       . Growth Securities Risk  . Focused Investment
             . Issuer Risk       . Smaller Company Risk       Risk
             . Value Securities  . Liquidity Risk          . Credit Risk
                Risk                                       . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (9/27/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
33

            Calendar Year Total Returns -- Institutional Class


[BAR CHART OF TOTAL RETURNS              Highest and Lowest Quarter Returns
APPEARS HERE]                            (for periods shown in the bar chart)
                                         ------------------------------------
1992           16.69%                    Highest (2nd Qtr. '97)        18.48%
1993           24.45%                    ------------------------------------
1994            0.54%                    Lowest (3rd Qtr. '98)        -24.84%
1995           21.85%
1996           16.84%
1997           26.72%
1998           -8.50%
1999            5.92%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (1/7/91)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                   5.92%   11.82%    16.98%
         ----------------------------------------------------------------------
         Administrative Class                  5.69%   11.65%    16.75%
         ----------------------------------------------------------------------
         Russell 2000 Index(/1/)              21.25%   16.69%    17.80%
         ----------------------------------------------------------------------
         Lipper Small-Cap Fund Average(/2/)   33.65%   19.63%    19.88%
         ----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges. (3) The Fund began operations on 1/7/91. Index comparisons begin on 12/31/90.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   1.00%    None           0.25%         1.25%
         ---------------------------------------------------------------------
         Administrative  1.00     0.25%          0.25          1.50
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $127     $397           $686          $1,511
         ---------------------------------------------------------------------
         Administrative   153      474            818           1,791
         ---------------------------------------------------------------------

                                                                 Prospectus

            PIMCO Micro-Cap Fund
                                           Ticker Symbols: PMCIX  (Inst. Class)
                                                           PMGAX  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective Fund Focus             Approximate
Investments   Seeks long-term      Very small             Capitalization Range
and           growth of capital    capitalization         Less than $250
Strategies                         common stocks          million

                                   Approximate Number     Dividend Frequency
                                   of Holdings            At least annually
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very small market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations less than $250 million. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 3% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk        . Growth Securities Risk  . Focused Investment
             . Issuer Risk        . Smaller Company Risk       Risk
             . Value Securities   . Liquidity Risk          . Credit Risk
                Risk                                        . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (4/1/96), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
35

            Calendar Year Total Returns -- Institutional Class

[BAR CHART OF TOTAL RETURNS              Highest and Lowest Quarter Returns
APPEARS HERE]                            (for periods shown in the bar chart)
                                         ------------------------------------
1994     1.02%                           Highest (3rd Qtr. '97)        21.61%
1995    36.25%                           ------------------------------------
1996    23.83%                           Lowest (3rd Qtr. '98)        -20.71%
1997    36.69%
1998    -3.88%
1999     5.43%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (6/25/93)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                   5.43%   18.50%    16.99%
         ----------------------------------------------------------------------
         Administrative Class                  5.17%   18.22%    16.70%
         ----------------------------------------------------------------------
         Russell 2000 Index(/1/)              21.25%   16.69%    14.19%
         ----------------------------------------------------------------------
         Lipper Micro-Cap Fund Average(/2/)   68.65%   18.06%    11.97%
         ----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalized weighted broad based index of small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Micro-Cap Fund Average is a total return
                performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $300 million at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 6/25/93. Index comparisons begin on 6/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   1.25%    None           0.25%         1.50%
         ---------------------------------------------------------------------
         Administrative  1.25     0.25%          0.25          1.75
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $153     $474           $818          $1,791
         ---------------------------------------------------------------------
         Administrative   178      551            949           2,062
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Small-Cap Value Fund

                                          Ticker Symbols: PSVIX (Inst. Class)
                                                          PVADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks long-term        Undervalued        Capitalization Range
and           growth of              smaller            Between $100 million
Strategies    capital and            capitalization     and $1.5 billion
              income                 common stocks
                                                        Dividend Frequency
                                     Approximate        At least annually
                                     Number of
                                     Holdings
                                     100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.5 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

              The Fund's initial selection universe consists of approximately
            4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

              From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

              Under normal circumstances, the Fund intends to be fully
            invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Smaller Company Risk  . Credit Risk
             . Issuer Risk           . Liquidity Risk        . Management Risk
             . Value Securities Risk . Focused Investment
                                        Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (11/1/95), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
37

            Calendar Year Total Returns -- Institutional Class


[CHART APPEARS HERE]                     Highest and Lowest Quarter Returns
                                         (for periods shown in the bar chart)
1992       18.27%                        ------------------------------------
1993       13.39%                        Highest (2nd Qtr. "99)        16.39%
1994       -4.07%                        ------------------------------------
1995       24.98%                        Lowest (3rd Qtr. "98)        -18.61%
1996       27.22%
1997       34.47%
1998       -9.16%
1999       -6.40%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (10/1/91)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                  -6.40%   12.97%    11.98%
         ----------------------------------------------------------------------
         Administrative Class                 -6.69%   12.67%    11.69%
         ----------------------------------------------------------------------
         Russell 2000 Index(/1/)              21.25%   16.69%    14.97%
         ----------------------------------------------------------------------
         Lipper Small-Cap Fund Average(/2/)   33.65%   19.63%    17.20%
         ----------------------------------------------------------------------

            (1) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Small-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $1 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.60%    None           0.25%         0.85%
         ---------------------------------------------------------------------
         Administrative  0.60     0.25%          0.25          1.10
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $ 87     $271           $471          $1,049
         ---------------------------------------------------------------------
         Administrative   112      350            606           1,340
         ---------------------------------------------------------------------

                                                                 Prospectus

            PIMCO Enhanced Equity Fund

                                        Ticker Symbols: PEEIX (Inst. Class)
                                                        PEQAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks to provide       A portion of the   Capitalization Range
and           a total return         common stocks      More than $5 billion
Strategies    which equals or        represented in
              exceeds the            the S&P 500        Dividend Frequency
              total return           Index              At least annually
              performance of
              an index               Approximate
              (currently the         Number of
              S&P 500 Index)         Holdings
              that represents        100-200
              the performance
              of a reasonably
              broad spectrum
              of common stocks
              that are
              publicly traded
              in the U.S.

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks represented in the S&P 500 Index.

             In making investment decisions for the Fund, the portfolio managers first rank the stocks in the S&P 500 Index using a quantitative model that analyses each stock's exposure to both growth factors (including company revenues and cash flows, reported and estimated earnings and earnings estimates revisions) and value factors (including relative stock price and price-to-earnings ratios). The rankings give more weight to stocks with rising earnings expectations where the stock price reflects reasonable valuation relative to other stocks in the same industry sector.

             Using these rankings, the portfolio managers construct a sector-
            neutral portfolio of between 100 to 200 stocks designed to have above-average total return potential relative to the S&P 500 Index. The portfolio managers also use a computer optimization model to provide risk-controlled exposure to the S&P 500 Index, such that the portfolio ordinarily has no greater volatility than the index and provides diversification across the industry sectors represented in the index. The portfolio managers attempt to maintain this balance through frequent and modest restructuring of the portfolio. Generally, a stock is sold when it drops significantly in the portfolio managers' rankings or when a replacement is necessary to maintain the Fund's balance of risk relative to the S&P 500 Index.

             Notwithstanding these strategies, there is no assurance that the
            Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund may invest in stocks of foreign issuers if included in the S&P 500. The Fund may change the index upon which it bases its performance without shareholder approval, although it does not expect to make such a change under ordinary circumstances.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Foreign Investment . Leveraging Risk
             . Issuer Risk              Risk              . Credit Risk
             . Value Securities Risk . Currency Risk      . Management Risk
             . Growth Securities     . Focused Investment
                Risk                    Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual
            Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
39

            Calendar Year Total Returns -- Institutional Class

[CHART APPEARS HERE]                      Highest and Lowest Quarter Returns
                                          (for periods shown in the bar chart)
1992          6.60%                       ------------------------------------
1993          3.71%                       Highest (4th Qtr. "98)        22.48%
1994         -0.49%                       ------------------------------------
1995         34.42%                       Lowest (3rd Qtr. "98)        -13.13%
1996         21.15%
1997         30.85%
1998         26.51%
1999         17.49%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (2/11/91)(/3/)
         -------------------------------------------------------------------------
         Institutional Class                         17.49% 25.93%  17.41%
         -------------------------------------------------------------------------
         Administrative Class                        17.40% 25.64%  17.13%
         -------------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  20.50%
         -------------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  13.71% 21.35%  16.35%
         -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 2/11/91. Index comparisons begin on 1/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         ---------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         ---------------------------------------------------------------------
            (1)  Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $72      $224           $390          $  871
         ---------------------------------------------------------------------
         Administrative   97       303            525           1,166
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Tax-Efficient Equity Fund

                                        Ticker Symbols:  N/A   (Inst. Class)
                                                         PTXAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks maximum          A portion of the   Capitalization Range
and           after-tax growth       common stocks      More than $5 billion
Strategies    of capital             represented in
                                     the S&P 500        Dividend Frequency
                                     Index              At least annually

                                     Approximate
                                     Number of
                                     Holdings
                                     More than 200

            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk  . Credit Risk
             . Issuer Risk           . Focused Investment Risk . Management Risk
             . Value Securities Risk . Leveraging Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Fund in a Information bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Administrative Class shares. For periods prior to the inception of Institutional Class shares (7/2/99) and Administrative Class shares (9/30/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class D shares, which are offered in a different prospectus. The prior Class D performance has been adjusted to reflect that there are lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
41

            Calendar Year Total Returns -- Administrative Class

[BAR CHART OF TOTAL RETURNS              Highest and Lowest Quarter Returns
APPEARS HERE]                            (for periods shown in the bar chart)
                                         ------------------------------------
1999     17.66%                          Highest (4th Qtr. '99)        15.15%
                                         ------------------------------------
                                         Lowest (3rd Qt '99)           -7.32%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                      Fund Inception
                                                 1 Year               (7/10/98)(/3/)
         ---------------------------------------------------------------------------
         Administrative Class                    17.66%               15.62%
         ---------------------------------------------------------------------------
         Institutional Class                     18.09%               16.05%
         ---------------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04%               20.42%
         ---------------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)         29.23%               23.65%
         ---------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.


--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
         --------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
         --------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distribution, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional          $72                $224               $390              $  871
         --------------------------------------------------------------------------------------
         Administrative          97                 303                525               1,166
         --------------------------------------------------------------------------------------

                                                                 Prospectus

            PIMCO Structured Emerging Markets Fund

                                           Ticker Symbols: PSTIX (Inst. Class)
                                                           N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks long-term        Common stocks of   Capitalization Range
and           growth of              emerging market    All capitalizations
Strategies    capital                issuers
                                     Approximate        Dividend Frequency
                                     Number of          At least annually
                                     Holdings
                                     More than 300

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies located in, or whose business relates to, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

             The International Finance Corporation Investable Composite Index
            is the primary source for identifying emerging market countries for the Fund. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

             The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

             The Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Foreign Investment   . Value Securities  . Focused Investment
                Risk                   Risk                Risk
             . Emerging Markets     . Growth Securities . Leveraging Risk
             . Currency Risk        . Smaller Company   . Credit Risk
             . Market Risk            Risk              . Management Risk
             . Issuer Risk          . Liquidity Risk
                                    . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

  PIMCO Funds: Multi-Manager Series
43

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Fund in a Information bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, but the returns do not reflect the impact of a 1.00% Fund Reimbursement
            Fee charged both at the time of purchase and at the time of redemption. If they did, the returns would be lower than those shown. The Fund's Administrative Class shares do not have a performance history. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.
            Unlike the bar chart, performance figures for Institutional Class and Administrative Class shares in the Average Annual Total
            Returns table reflect the impact of Fund Reimbursement Fees. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

[BAR CHART OF TOTAL RETURNS               Highest and Lowest Quarter Returns
APPEARS HERE]                             (for periods shown in the bar chart)
                                          ------------------------------------
1999     65.04%                           Highest (2nd Qtr. '99)        31.36%
                                          ------------------------------------
                                          Lowest (3rd Qtr. '99)         -3.62%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (6/30/98)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                          62.40%     31.47%
         ----------------------------------------------------------------------
         Administrative Class                         62.03%     31.19%
         ----------------------------------------------------------------------
         IFC Investable Composite Index(/1/)          66.79%     33.38%
         ----------------------------------------------------------------------
         Lipper Emerging Markets Fund Average(/2/)    70.86%     29.36%
         ----------------------------------------------------------------------

            (1) The IFC Investable Composite Index is an unmanaged index representing the movements of stock prices and total returns in emerging stock markets taking into consideration foreign investment restrictions and stock screening for minimum size and liquidity. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Markets Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of long-term capital appreciation through investing at least 65% of their total assets in "emerging markets" (as determined by a country's GNP per capita or other economic measures) securities. It does not take into account sales charges.
            (3) The Fund began operations on 6/30/98. Index comparisons begin on 6/30/98.

                                                                   Prospectus

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Fund Reimbursement Fee (as a percentage of offering or 1.00%* exchange price or amount redeemed)

            * Unless a waiver applies, you will be charged a "Fund
              Reimbursement Fee" when you purchase, sell (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

            Average Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.45%    None           0.50%         0.95%
         --------------------------------------------------------------------
         Administrative  0.45     0.25%          0.50          1.20
         --------------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples: The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Assuming you redeem your shares at the end of each period.*

         Share Class          Year 1           Year 3           Year 5           Year 10
         -------------------------------------------------------------------------------
         Institutional        $299             $511             $741             $1,402
         -------------------------------------------------------------------------------
         Administrative        324              588              872              1,684
         -------------------------------------------------------------------------------

            Assuming you do not redeem your shares.*

         Share Class          Year 1           Year 3           Year 5           Year 10
         -------------------------------------------------------------------------------
         Institutional        $196             $400             $620             $1,255
         -------------------------------------------------------------------------------
         Administrative        221              477              753              1,540
         -------------------------------------------------------------------------------

            * The Examples assume the payment of a 1.00% Fund Reimbursement Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

  PIMCO Funds: Multi-Manager Series
45

            PIMCO Tax-Efficient Structured Emerging Markets Fund

                                           Ticker Symbols: PEFIX (Inst. Class)
                                                           N/A   (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Approximate
Investments   Seeks long-term        Common stocks of   Capitalization Range
and           growth of              emerging market    All capitalizations
Strategies    capital. The           issuers
              Fund also seeks                           Dividend Frequency
              to achieve             Approximate        At least annually
              superior after-        Number of
              tax returns for        Holdings
              its shareholders       More than 300
              by using tax-
              efficient
              management
              strategies.

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies located in, or whose business relates to, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

             The International Finance Corporation Investable Composite Index
            is the primary source for identifying emerging market countries for the Fund. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

             The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

             The Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Foreign Investment   . Value Securities  . Focused Investment
                Risk                   Risk                Risk
             . Emerging Markets     . Growth Securities . Leveraging Risk
                Risk                   Risk             . Credit Risk
             . Currency Risk        . Smaller Company   . Management Risk
             . Market Risk             Risk
             . Issuer Risk          . Liquidity Risk
                                    . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

                                                                 Prospectus

--------------------------------------------------------------------------------
Performance Shown below is summary performance information for the Fund in a Information bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, but the returns do not reflect the impact of a 1.00% Fund Reimbursement
            Fee charged both at the time of purchase and at the time of redemption. If they did, the returns would be lower than those shown. The Fund's Administrative Class shares do not have a performance history. Performance information shown in the Average Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.
            Unlike the bar chart, performance figures for Institutional Class and Administrative Class shares in the Average Annual Total
            Returns table reflect the impact of Fund Reimbursement Fees. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

      [BAR CHART OF TOTAL RETURNS        Highest and Lowest Quarter Returns
             APPEARS HERE]               (for periods shown in the bar chart)
                                         ------------------------------------
             1999   72.61%               Highest (2nd Qtr. '99)        32.77%
                                         ------------------------------------
                                         Lowest (3rd Qtr. '99)         -1.06%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (6/30/98)(/3/)
         ----------------------------------------------------------------------
         Institutional Class                          69.68%     37.10%
         ----------------------------------------------------------------------
         Administrative Class                         69.29%     36.82%
         ----------------------------------------------------------------------
         IFC Investable Composite Index(/1/)          66.79%     33.38%
         ----------------------------------------------------------------------
         Lipper Emerging Markets Fund Average(/2/)    70.86%     29.36%
         ----------------------------------------------------------------------

            (1) The IFC Investable Composite Index is an unmanaged index representing the movements of stock prices and total returns in emerging stock markets taking into consideration foreign investment restrictions and stock screening for minimum size and liquidity. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Markets Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of long-term capital appreciation through investing at least 65% of their total assets in "emerging markets" (as determined by a country's GNP per capita or other economic measures) securities. It does not take into account sales charges.
            (3) The Fund began operations on 6/30/98. Index comparisons begin on 6/30/98.

  PIMCO Funds: Multi-Manager Series
47

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Fund Reimbursement Fee (as a percentage of offering or 1.00%* exchange price or amount redeemed)

            * Unless a waiver applies, you will be charged a "Fund
              Reimbursement Fee" when you purchase, sell (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         --------------------------------------------------------------------
         Institutional   0.45%    None           0.50%         0.95%
         --------------------------------------------------------------------
         Administrative  0.45%    0.25%          0.50          1.20
         --------------------------------------------------------------------

            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Assuming you do not redeem your shares.*

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional         $299               $511               $741               $1,402
         --------------------------------------------------------------------------------------
         Administrative         324                588                872                1,684
         --------------------------------------------------------------------------------------

            Assuming you do not redeem you shares.*

         Share Class           Year 1             Year 3             Year 5             Year 10
         --------------------------------------------------------------------------------------
         Institutional         $196               $400               $620               $1,255
         --------------------------------------------------------------------------------------
         Administrative         221                477                753                1,540
         --------------------------------------------------------------------------------------

             * The Examples assume the payment of a 1.00% Fund Reimbursement Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

                                                                   Prospectus

            PIMCO International Fund

                                          Ticker Symbols: N/A (Inst. Class)
                                                          N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment             Fund Focus           Approximate
Investments   Objective              Common stocks of     Capitalization Range
and           Seeks capital          foreign              More than $500
Strategies    appreciation           (non-U.S.)           million
              through                issuers
              investment in an                            Dividend Frequency
              international          Approximate          At least annually
              portfolio; income      Number of
              is an incidental       Holdings
              consideration          200-250

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks, which may or may not pay dividends. The Fund normally invests in securities traded principally in developed foreign securities markets, but may also invest up to 30% of its assets in developing or "emerging" markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.


              The portfolio manager uses a "top down" investment approach. He first determines regional and country weightings for the Fund by considering such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors. The Sub-Adviser's country specialists then select individual stocks to fill out the desired country weightings. In selecting stocks, the specialists analyze a broad range of company fundamentals, such as price-to-earnings, price-to-book value and price-to-cash flow ratios (value factors), earnings, dividend and profit growth (growth factors) and balance sheet strength and return on assets (quality factors). The portfolio manager sells stocks in order to adjust or rebalance the Fund's regional and country weightings or to replace companies with weakening fundamentals.

              The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also invest in equity securities other than common stocks (such as preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Foreign Investment   . Value Securities   . Focused Investment
                Risk                   Risk                 Risk
             . Emerging Markets     . Growth Securities  . Leveraging Risk
                Risk                   Risk              . Credit Risk
             . Currency Risk        . Smaller Companies  . Management Risk
             . Market Risk             Risk
             . Issuer Risk          . Derivatives Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
            For periods prior to the inception of Institutional Class and Administrative Class shares (9/30/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1 fees) (if any) and administrative fees. The Fund had different sub-advisers during the periods prior to November 15, 1994, and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

  PIMCO Funds: Multi-Manager Series
49

            Calendar Year Total Returns -- Institutional Class

[CHART APPEARS HERE]                    Highest and Lowest Quarter Returns
                                        (for periods shown in the bar chart)
1990         -14.51%                    ------------------------------------
1991          21.28%                    Highest (4th Qtr. '99)        21.81%
1992          -4.75%                    ------------------------------------
1993          34.98%                    Lowest (3rd Qtr. '98)        -21.91%
1994          -7.11%
1995           7.01%
1996           6.98%
1997           3.03%
1998           9.68%
1999          28.32%

                    Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                            Fund Inception
                                    1 Year 5 Years 10 Years (8/25/86)(/3/)
         -----------------------------------------------------------------
         Institutional Class        28.32% 10.67%   7.47%    9.07%
         -----------------------------------------------------------------
         Administrative Class       27.96% 10.32%   7.17%    8.78%
         -----------------------------------------------------------------
         MSCI EAFE Index(/1/)       27.31% 13.15%   7.34%   10.35%
         -----------------------------------------------------------------
         Lipper International Fund
          Average(/2/)              40.86% 15.08%  10.22%   11.57%
         -----------------------------------------------------------------

            (1) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) ("MSCI EAFE") Index is a widely recognized, unmanaged index of issuers in countries of Europe, Australia and Asia. It is not possible to invest directly in the index.
            (2) The Lipper International Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest their assets in securities whose primary trading markets are outside of the United States. It does not take into account sales charges.
            (3) The Fund began operations on 8/25/86. Index comparisons begin on 8/31/86.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund
            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
         ---------------------------------------------------------------------
         Institutional   0.55%    None           0.50%         1.05%
         ---------------------------------------------------------------------
         Administrative  0.55     0.25%          0.50          1.30
         ---------------------------------------------------------------------
            (1) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
         ---------------------------------------------------------------------
         Institutional   $107     $334           $579          $1,283
         ---------------------------------------------------------------------
         Administrative   132      412            713           1,568
         ---------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Equity Income, Value, Renaissance, Mid-Cap Equity,
            Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap, Micro-Cap and
            Small-Cap Value Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Growth, Select Growth, Target, Mid-Cap
            Equity, Opportunity, Innovation, Global Innovation, International
            Growth, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap and
            Micro-Cap Funds place particular emphasis on growth securities.
            Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller
Company
Risk The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Micro-Cap Fund, in particular, and the Innovation, Global Innovation, Opportunity, Small-Cap and Small-Cap Value Funds generally have substantial exposure to this risk. The
  PIMCO Funds: Multi-Manager Series
51

            Target, Mid-Cap Equity and Mid-Cap Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives All Funds except the Mega-Cap, Capital Appreciation, Mid-Cap,
Risk Small-Cap, Micro-Cap and Small-Cap Value Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign     A Fund that invests in foreign securities, and particularly the
(non-       Global Innovation, International Growth, Structured Emerging
U.S.)       Markets, Tax-Efficient Structured Emerging Markets and
Investment  International Funds, may experience more rapid and extreme changes
Risk        in value than Funds that invest exclusively in securities of U.S.
            issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global
            Innovation, International Growth, Structured Emerging Markets,
            Tax-Efficient Structured Emerging Markets or International Funds, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Structured Emerging
            Markets and Tax-Efficient Structured Emerging Markets

                                                                   Prospectus

            Funds normally invest most of their assets in emerging market securities and are particularly sensitive to these risks. The Global Innovation and International Funds may also invest a significant portion of their assets in emerging market securities.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation, International
            Growth, Structured Emerging Markets, Tax-Efficient Structured
            Emerging Markets and International Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. Funds, such as the Select
Risk        Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks.
            The Global Innovation, International Growth, Structured Emerging
            Markets, Tax-Efficient Structured Emerging Markets and
            International Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. Similarly, the Innovation and Global
            Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

Leveraging  The Funds, and in particular the Global Innovation, Enhanced
Risk Equity, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

  PIMCO Funds: Multi-Manager Series
53

            Management of the Funds

Investment
Adviser
and
Administrator
            PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO Advisors and its subsidiary partnerships had more than $261 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage each Fund's investments, except that the PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Value, Renaissance, Growth, Select Growth, Target, Mid-Cap Equity, Opportunity, Innovation, Global Innovation and International Growth Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                                     Advisory Fees
            -------------------------------------------------------------------
         Equity Income, Value, Capital Appreciation, Mid-Cap and
          Enhanced Equity Funds                                       0.45%
         Growth Fund                                                  0.50%
         Target and International Funds                               0.55%
         Select Growth Fund                                           0.57%*
         Renaissance and Small-Cap Value Funds                        0.60%
         Mid-Cap Equity Fund                                          0.63%
         Opportunity and Innovation Funds                             0.65%
         International Growth Fund                                    0.85%
         Small-Cap Fund                                               1.00%
         Micro-Cap Fund                                               1.25%

            -------
            * On April 1, 2000, the advisory fee rate for the Select Growth
              Fund increased to 0.60% per annum.

             The Global Innovation, Mega-Cap, Tax-Efficient Equity, Structured
            Emerging Markets and Tax-Efficient Structured Emerging Markets Funds were not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rates payable by these Funds are as follows (stated as a percentage of the average daily net assets of each Fund taken separately): Mega-Cap, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets--0.45%; Global Innovation--1.00%.

Administrative
Fees
            Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including
                                                                   Prospectus
            audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             For the fiscal year ended June 30, 1999, Institutional and
            Administrative Class shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                          Administrative Fees
         -----------------------------------------------------------------
         International Growth and International Funds         0.50%
         All Other Funds*                                     0.25%

            * The Global Innovation, Mega-Cap, Tax-Efficient Equity,
              Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds were not operational during the entire fiscal year ended June 30, 1999. Institutional and Administrative Class shareholders of these Funds pay administrative fees at the following annual rates (each stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares): Mega-Cap and Tax-Efficient Equity--0.25%; Global Innovation--0.40%; Structured Emerging Markets and Tax-Efficient Structured Emerging Markets--0.50%.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages and its investment specialty.

         Sub-Adviser*              Funds                      Investment Specialty
         -------------------------------------------------------------------------------
         PIMCO Equity Advisors     Equity Income, Value,      Disciplined approach to
         division of PIMCO         Renaissance, Growth,       identifying quality growth
         Advisors ("PIMCO Equity   Select Growth, Target,     and/or undervalued
         Advisors")                Mid-Cap Equity,            companies
         1345 Avenue of the        Opportunity, Innovation,
         Americas, 50th Floor      Global Innovation and
         New York, NY 10105        International Growth

         Cadence Capital           Mega-Cap, Capital          A blend of growth
         Management ("Cadence")    Appreciation, Mid-Cap,     companies whose stock is
         Exchange Place, 53 State  Small-Cap and Micro-Cap    reasonably valued by the
         Street                                               market
         Boston, MA 02109

         NFJ Investment Group      Small-Cap Value            Value stocks that the Sub-
         ("NFJ")                                              Adviser believes are
         2121 San Jacinto, Suite                              undervalued and/or offer
         1840                                                 above-average dividend
         Dallas, TX 75201                                     yields

         Parametric Portfolio      Enhanced Equity, Tax-      Stocks, using
         Associates                Efficient Equity,          quantitatively-driven
         ("Parametric")            Structured Emerging        fundamental analysis and
         7310 Columbia Center,     Markets and Tax-Efficient  economic methods, with a
         701 Fifth Avenue          Structured Emerging        specialty in tax-efficient
         Seattle, WA 98104         Markets                    products

         Blairlogie Capital        International              International stocks using
         Management                                           Scottish standards of
         ("Blairlogie")                                       prudent investment
         4th Floor, 125 Princes                               management with modern
         Street                                               quantitative analytical
         Edinburgh EH2 4AD,                                   tools
         Scotland

            -------
            * PIMCO Equity Advisors is a division of PIMCO Advisors. With the exception of Blairlogie, each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

             The following provides additional information about each Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

  PIMCO Funds: Multi-Manager Series
55

PIMCO       A division of PIMCO Advisors, PIMCO Equity Advisors provides
Equity      equity-related advisory services to mutual funds and institutional
Advisors    accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

            The following individuals at PIMCO Equity Advisors have or share primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for each of the Growth, Target, Opportunity and Innovation Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999 and for the Select Growth, Mid-Cap Equity and International Growth Funds prior to July 1, 1999. In addition, on or about May 8, 2000, it is expected that PIMCO Equity Advisors will assume the position of Sub-Adviser to the Equity Income and Value Funds from NFJ, the Funds' current Sub-Adviser.

                               Portfolio
         Fund                  Manager(s)          Since          Recent Professional Experience
         ---------------------------------------------------------------------------------------------
         Equity Income         Kenneth W. Corba     5/00*         Managing Director and Chief
                                                                  Investment Officer of PIMCO Equity
                                                                  Advisors and a Member of the
                                                                  Management Board of PIMCO Advisors.
                                                                  Prior to joining PIMCO Advisors, he
                                                                  was with Eagle Asset Management from
                                                                  1995 to 1998, serving in various
                                                                  capacities including as Chief
                                                                  Investment Officer and Portfolio
                                                                  Manager. He was with Stein Roe and
                                                                  Farnham Inc. from 1984 to 1995,
                                                                  serving in various capacities
                                                                  including as Director of the Capital
                                                                  Management Group, Senior Vice
                                                                  President and Portfolio Manager.

         Value                 John K. Schneider    5/00*         Senior Portfolio Manager of PIMCO
                                                                  Equity Advisors. Prior to joining
                                                                  PIMCO Advisors, he was a partner and
                                                                  Portfolio Manager of Schneider
                                                                  Capital Management from 1996 to
                                                                  1999, where he managed equity
                                                                  accounts for various institutional
                                                                  clients. Prior to that he was a
                                                                  member of the Equity Policy
                                                                  Committee and Director of Research
                                                                  at Newbold's Asset Management from
                                                                  1991 to 1996.

         Renaissance           Mr. Schneider        5/99          See above.

         Growth                Mr. Corba            5/99          See above.

         Select Growth         Messrs. Corba and    7/99          See above.
                               Schneider

         Target                Mr. Corba            3/99          See above.

                               Jeff Parker          3/99          Assistant Portfolio Manager and
                                                                  Research Analyst for PIMCO Equity
                                                                  Advisors. Prior to joining PIMCO
                                                                  Equity Advisors, he managed equity
                                                                  accounts as an Assistant Portfolio
                                                                  Manager at Eagle Asset Management
                                                                  from 1996 to 1998. He was a Senior
                                                                  Consultant with Andersen Consulting,
                                                                  specializing in health care and
                                                                  technology, from 1991 to 1994.

         Mid-Cap Equity        Messrs. Corba,       7/99          See above.
                               Schneider and
                               Parker

         Opportunity           Michael F. Gaffney   3/99          Managing Director of PIMCO Equity
                                                                  Advisors, where he manages the
                                                                  Opportunity Fund and other small-cap
                                                                  products. Prior to joining PIMCO
                                                                  Advisors, he was with Alliance
                                                                  Capital Management L.P. from 1993 to
                                                                  1999, serving in various capacities
                                                                  including as Senior Vice President
                                                                  and Portfolio Manager.

         Innovation            Dennis P. McKechnie 10/98          Portfolio Manager of PIMCO Equity
                                                                  Advisors. Prior to joining PIMCO
                                                                  Advisors, he was with Columbus
                                                                  Circle Investors from 1991 to 1999,
                                                                  where he managed equity accounts and
                                                                  served in various capacities
                                                                  including as Portfolio Manager for
                                                                  the Innovation Fund.

         Global Innovation     Mr. McKechnie       12/99+         See above.

         International Growth  David Stein          7/99          Senior Portfolio Manager of PIMCO
                                                                  Equity Advisors. He also serves as
                                                                  Managing Director of Parametric. He
                                                                  has been with Parametric since 1996
                                                                  where he leads the investment,
                                                                  research and product development
                                                                  activities. Previously, he served in
                                                                  Investment Research at GTE
                                                                  Corporation from 1995 to 1996, in
                                                                  Equity Research at Vanguard Group
                                                                  from 1994 to 1995 and in Investment
                                                                  Research at IBM Corporation from
                                                                  1977 to 1994.

                               Cliff Quisenberry    7/99          Portfolio Manager of PIMCO Equity
                                                                  Advisors. He also serves as Vice
                                                                  President and Global Portfolio
                                                                  Manager of Parametric. He joined
                                                                  Parametric in 1998 where he heads
                                                                  international investments in both
                                                                  developed and emerging markets.
                                                                  Previously, he served as Vice
                                                                  President and Portfolio Manager at
                                                                  Cutler & Co. from 1990 to 1994 and
                                                                  as a Securities Analyst and
                                                                  Portfolio Manager at Fred Alger
                                                                  Management from 1987 to 1998.

            -------
            * Expected.

            + Since inception of the Fund. Prior to PIMCO Advisors and PIMCO
              Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the Global Innovation Fund, Mr. McKechnie managed the Fund's portfolio in his capacity as an officer of the Trust.

                                                                   Prospectus

Cadence An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of December 31, 1999 of approximately $6.4 billion.

            The following individuals at Cadence share primary responsibility for each of the noted Funds.

                               Portfolio
         Fund                  Manager(s)          Since          Recent Professional Experience
         --------------------------------------------------------------------------------------------
         Mega-Cap              David B. Breed       9/99*         Managing Director, Chief Executive
                                                                  Officer, Chief Investment Officer
                                                                  and founding partner of Cadence.
                                                                  Member of the Management Board of
                                                                  PIMCO Advisors. He is a research
                                                                  generalist and has lead the team of
                                                                  portfolio managers and analysts
                                                                  since 1988. Mr. Breed has managed
                                                                  separate equity accounts for many
                                                                  institutional clients and has led
                                                                  the team that manages the PIMCO
                                                                  Funds sub-advised by Cadence since
                                                                  those Funds' inception dates.

                               William B. Bannick   9/99*         Managing Director and Executive Vice
                                                                  President at Cadence. Mr. Bannick is
                                                                  a research generalist and Senior
                                                                  Portfolio Manager for the Cadence
                                                                  team. He has managed separately
                                                                  managed equity accounts for various
                                                                  Cadence institutional clients and
                                                                  has been a member of the team that
                                                                  manages the PIMCO Funds sub-advised
                                                                  by Cadence since joining Cadence in
                                                                  1992.

                               Katherine A. Burdon  9/99*         Managing Director and Senior
                                                                  Portfolio Manager at Cadence. Ms.
                                                                  Burdon is a research generalist and
                                                                  has managed separately managed
                                                                  equity accounts for various Cadence
                                                                  institutional clients and has been a
                                                                  member of the team that manages the
                                                                  PIMCO Funds sub-advised by Cadence
                                                                  since joining Cadence in 1993.

                               Peter B. McManus     9/99*         Director, Account Management at
                                                                  Cadence. He has been a member of the
                                                                  investment team at Cadence and
                                                                  handles client relationships of
                                                                  separately managed accounts, and has
                                                                  been a member of the team that
                                                                  manages the PIMCO Funds sub-advised
                                                                  by Cadence since joining Cadence in
                                                                  1994. Previously, he served as a
                                                                  Vice President of Bank of Boston
                                                                  from 1991 to 1994.

         Capital Appreciation  Mr. Breed            3/91*         See above.

                               Mr. Bannick         10/92          See above.

                               Ms. Burdon           1/93          See above.

                               Mr. McManus         10/94          See above.

         Mid-Cap               Mr. Breed            8/91*         See above.

                               Messrs. Bannick and Same as        See above.
                               McManus and         Capital
                               Ms. Burdon          Appreciation
                                                   Fund

         Small-Cap             Mr. Breed            1/91*         See above.
                               Messrs. Bannick and Same as        See above.
                               McManus and         Capital
                               Ms. Burdon          Appreciation
                                                   Fund

         Micro-Cap             Messrs. Breed and    6/93*         See above.
                               Bannick and Ms.
                               Burdon

                               Mr. McManus         10/94          See above.

            -------
            *Since inception of the Fund.

  PIMCO Funds: Multi-Manager Series
57

NFJ An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of December 31, 1999 of approximately $2.1 billion.

            The following individuals at NFJ share primary responsibility for the noted Fund.

                          Portfolio
         Fund             Manager(s)          Since          Recent Professional Experience
         ---------------------------------------------------------------------------------------
         Small-Cap Value  Chris Najork        10/91*         Managing Director and founding
                                                             partner of NFJ. He has 30 years'
                                                             experience encompassing equity
                                                             research and portfolio management.
                                                             Prior to the formation of NFJ in
                                                             1989, he was a senior vice
                                                             president, senior portfolio manager
                                                             and analyst at NationsBank, which he
                                                             joined in 1974.

                          Benno J. Fischer    10/91*         Managing Director and founding
                                                             partner of NFJ. He has 32 years'
                                                             experience in portfolio management,
                                                             investment analysis and research.
                                                             Prior to the formation of NFJ in
                                                             1989, he was chief investment
                                                             officer (institutional and fixed
                                                             income), senior vice president and
                                                             senior portfolio manager at
                                                             NationsBank, which he joined in
                                                             1971. Prior to joining NationsBank,
                                                             Mr. Fischer was a securities analyst
                                                             at Chase Manhattan Bank and Clark,
                                                             Dodge.

                          Paul A. Magnuson     7/95          Principal at NFJ. He is a Portfolio
                                                             Manager and Senior Research Analyst
                                                             with 14 years' experience in equity
                                                             analysis and portfolio management.
                                                             Prior to joining NFJ in 1992, he was
                                                             an assistant vice president at
                                                             NationsBank, which he joined in
                                                             1985. Within the Trust Investment
                                                             Qualitative Services Division of
                                                             NationsBank, he was responsible for
                                                             equity analytics and structured fund
                                                             management.

            -------
            * Since inception of the Fund.

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of December 31, 1999 of approximately $4.1 billion.

                                                                   Prospectus

            The following individuals share primary responsibility for each of the noted Funds.

                                   Portfolio
         Fund                      Manager(s)          Since          Recent Professional Experience
            ----------------------------------------------------------------------------------------------
         Enhanced Equity           David Stein          7/96*         Managing Director of Parametric. He
                                                                      also serves as a Senior Portfolio
                                                                      Manager of PIMCO Equity Advisors. He
                                                                      has been with Parametric since 1996
                                                                      where he leads the investment,
                                                                      research and product development
                                                                      activities. Previously, he served in
                                                                      Investment Research at GTE
                                                                      Corporation from 1995 to 1996, in
                                                                      Equity Research at Vanguard Group
                                                                      from 1994 to 1995 and in Investment
                                                                      Research at IBM Corporation from
                                                                      1977 to 1994.

                                   Tom Seto            10/98*         Vice President and Portfolio Manager
                                                                      of Parametric. Since joining
                                                                      Parametric in 1998, he has been
                                                                      responsible for management of
                                                                      Parametric's active U.S. equity
                                                                      strategies and has managed
                                                                      structured equity portfolios.
                                                                      Previously, he was with Barclays
                                                                      Global Investors from 1991 to 1998,
                                                                      serving in various capacities
                                                                      including as head of U.S. Equity
                                                                      Index Investments and Portfolio
                                                                      Manager.



         Tax-Efficient Equity      Messrs. Stein and    9/98*         See above.
                                   Seto

         Structured Emerging       Messrs. Stein and    6/98*         See above.
         Markets                   Seto

                                   Cliff Quisenberry    6/98*         Vice President and Global Portfolio
                                                                      Manager of Parametric. He also
                                                                      serves as Portfolio Manager of PIMCO
                                                                      Equity Advisors. He joined
                                                                      Parametric in 1998 where he heads
                                                                      international investments in both
                                                                      developed and emerging markets.
                                                                      Previously, he served as Vice
                                                                      President and Portfolio Manager at
                                                                      Cutler & Co. from 1990 to 1994 and
                                                                      as a Securities Analyst and
                                                                      Portfolio Manager at Fred Alger
                                                                      Management from 1987 to 1998.

         Tax-Efficient Structured  Messrs. Stein, Seto  6/98*         See above.
         Emerging Markets          and Quisenberry

            -------
            *Since inception of the Fund.

Blairlogie  Blairlogie provides advisory services to mutual funds and institutional accounts. Blairlogie Capital Management Ltd., the predecessor investment adviser to Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of December 31, 1999 of approximately $1.4 billion.

             Blairlogie is an indirect majority-owned subsidiary of the
            Alleghany Corporation, and is not an affiliate of PIMCO Advisors. Blairlogie was formerly an affiliated sub-partnership of PIMCO Advisors. On April 30, 1999, PIMCO Advisors sold all of its ownership interest in Blairlogie to subsidiaries of the Alleghany Corporation. PIMCO Advisors retained Blairlogie as the Sub-Adviser of the International Fund both prior and subsequent to this transaction.

            The following individual at Blairlogie has primary responsibility for the International Fund.

         Fund           Portfolio Manager Since Recent Professional Experience
            --------------------------------------------------------------------------
         International  James Smith       11/94 Chief Investment Officer of Blairlogie
                                                since 1992, responsible for setting
                                                investment policy, asset allocation,
                                                managing the investment team and stock
                                                selection in Latin America.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.
  PIMCO Funds: Multi-Manager Series
59

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.
                                                                   Prospectus

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. See "Fund Reimbursement Fees" below.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors, Cadence, NFJ, Pacific Investment Management Company, Parametric, and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.
  PIMCO Funds: Multi-Manager Series
61

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Investment Limitations. Shares of the Micro-Cap Fund are
            normally not available for purchase by new investors, although purchase orders may be accepted in certain circumstances. Existing shareholders may continue to invest in this Fund. This restriction may be changed or eliminated at any time at the discretion of the Trust's Board of Trustees.
                                                                   Prospectus

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

              . Fund Reimbursement Fees. Investors in Institutional Class and
            Administrative Class shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are subject to a "Fund Reimbursement Fee," both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are not paid separately, but are deducted automatically from the amount invested or the amount to be received in connection with a redemption. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO Advisors, the Fund's Sub-Adviser, or the Distributor. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions and exchanges of shares acquired by these reinvestments are subject to Fund Reimbursement Fees unless a waiver applies.

             The purpose of the Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of the Fund's shares (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thereby insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

             Waiver of Fund Reimbursement Fees. Former participants in the
            Parametric Portfolio Associates Emerging Markets Trust will not be subject to Fund Reimbursement Fees with respect to any shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such participant through June 30, 1998. Such participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.
  PIMCO Funds: Multi-Manager Series
63

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.
                                                                   Prospectus

             Unless eligible for a waiver, shareholders of the Structured
            Emerging Markets and Tax-Efficient Structured Emerging Markets Funds who redeem their shares will pay a Fund Reimbursement Fee equal to 1.00% of the NAV of the shares redeemed. See "Fund Reimbursement Fees" above.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange    Except as provided below, an investor may exchange Institutional
Privilege   Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
            Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management

  PIMCO Funds: Multi-Manager Series
65

            Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

             Unless eligible for a waiver, shareholders who exchange their
            Institutional Class or Administrative Class shares of a Fund for the same class of shares of the Structured Emerging Markets or Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds acquired in connection with the exchange. Also, shareholders who exchange shares of the Structured Emerging Markets Fund or Tax-Efficient Structured Emerging Markets Fund for shares of any other Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of these Funds redeemed in connection with the exchange. See "Fund Reimbursement Fees" above.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

              . Exchange Limitations. Until July 3, 2000, shareholders will not be permitted to exchange their shares of a Fund or series of PIMCO Funds: Pacific Investment Management Series for shares of the Global Innovation Fund, although investors will be permitted to exchange their shares of the Global Innovation Fund for shares of the same class of any other Fund or series of the Trust or series of PIMCO Funds: Pacific Investment Management Series. These restrictions may be changed or eliminated at any time at the discretion of the Distributor.

            How Fund Shares Are Priced

             The net asset value ("NAV") of a Fund's Institutional and
            Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.
                                                                   Prospectus

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

          Fund                         At Least Annually           Quarterly
         -------------------------------------------------------------------
          Equity Income, Value and                                     .
           Renaissance Funds
         -------------------------------------------------------------------
          All other Funds                     .
         -------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder

  PIMCO Funds: Multi-Manager Series
67
            elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

             Shareholders do not pay any sales charges or other fees
            (including Fund Reimbursement Fees) on shares received through the reinvestment of Fund distributions. However, shareholders of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds who receive additional shares through the reinvestment of distributions will pay a Fund Reimbursement Fee if they subsequently redeem or exchange those shares. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemptions or Exchanges of Shares. Any gain
            resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Tax-Efficient Equity and Tax-Efficient
            Structured Emerging Markets Funds. The Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may be entitled to claim a credit or deduction with respect to foreign taxes.
                                                                   Prospectus

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             Aside from the cash management practices described below, the
            International Growth, Mega-Cap, Capital Appreciation, Mid-Cap, Small-Cap, Micro-Cap, Enhanced Equity and Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times. The Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds normally invest substantially all of their assets in common stocks and other equity and equity-linked securities, but may invest up to 5% of their assets in fixed income securities of emerging market issuers. For cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of the Funds listed in this paragraph will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             Under normal circumstances, the Small-Cap Value Fund intends to be fully invested in common stocks (aside from cash management practices), except that the Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The Equity Income, Value, Renaissance, Growth, Select Growth, Target, Mid-Cap Equity, Opportunity, Innovation, Global Innovation and International Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The International Fund may also hold up to 100% of its assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or
  PIMCO Funds: Multi-Manager Series
69
                 instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies        Each of the Funds may invest in securities of companies with
With             market capitalizations that are small compared to other
Smaller          publicly traded companies. The Micro-Cap Fund, in particular,
Market           and the Opportunity, Small-Cap and Small-Cap Value Funds
Capitalizations  generally invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the Innovation and Global Innovation Funds generally have substantial exposure to these risks. The Target, Mid-Cap Equity and Mid-Cap Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

                  Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

                  Because securities of smaller companies may have limited
                 liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

                  The Funds may purchase securities in initial public offerings
                 (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

Foreign          The International Growth, Structured Emerging Markets, Tax-
Securities       Efficient Structured Emerging Markets and International Funds
                 normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Global
                 Innovation Fund will invest in the securities of issuers located in at least

                                                                   Prospectus
            three countries (one of which may be the United States). The Equity Income, Value, Renaissance, Growth, Select Growth, Target, Mid-Cap Equity, Opportunity and Innovation Funds may invest up to 15% of their respective assets in foreign securities. The Enhanced Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Equity Income, Value, Renaissance, Growth, Select Growth, Target, Mid-Cap Equity, Opportunity, Innovation, Global Innovation, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may invest in European Depository Receipts
            (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in or that trade principally in
Securities  countries with developing (or "emerging market") economies. The
            Structured Emerging Markets and Tax-Efficient Structured Emerging
            Markets Funds normally invest most of their assets in emerging market securities. The Global Innovation and International Funds may also invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
            significant price volatility; restrictions on foreign investment;
            and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of

  PIMCO Funds: Multi-Manager Series
71
            material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. Each of the Global Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global
            Innovation, International Growth, Structured Emerging Markets,
            Tax-Efficient Structured Emerging Markets and International Funds are particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Value,
            Renaissance, Growth, Select Growth, Target, Mid-Cap Equity, Opportunity, Innovation, Global Innovation, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be

                                                                   Prospectus
            no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The Global Innovation, International Growth, Structured Emerging
            Markets, Tax-Efficient Structured Emerging Markets and International Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives Each Fund (except the Mega-Cap, Capital Appreciation, Mid-Cap,
            Small-Cap, Micro-Cap and Small-Cap Value Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Value, Renaissance, Growth, Select Growth, Target, Mid-Cap Equity, Opportunity, Innovation, Global Innovation, International Growth, Tax-Efficient Equity, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and International Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Enhanced Equity Fund may purchase and write options on securities indexes and enter into securities index futures contracts and options on securities index futures contracts. The International Growth, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks

  PIMCO Funds: Multi-Manager Series
73
            associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.
                                                                   Prospectus

Equity-     Each of the Structured Emerging Markets and Tax-Efficient
Linked      Structured Emerging Markets Funds may invest up to 15% of its net
Securities  assets in equity-linked securities. The International Fund may invest up to 5% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
            "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

  PIMCO Funds: Multi-Manager Series
75

When-        Each Fund may purchase securities which it is eligible to purchase
Issued,      on a when-issued basis, may purchase and sell such securities for
Delayed      delayed delivery and may make contracts to purchase such
Delivery     securities for a fixed price at a future date beyond normal
and          settlement time (forward commitments). When-issued transactions,
Forward      delayed delivery purchases and forward commitments involve a risk
Commitment   of loss if the value of the securities declines prior to the
Transactions settlement date. This risk is in addition to the risk that the
             Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase   Each Fund may enter into repurchase agreements, in which the Fund
Agreements   purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds.
             This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse      Each Fund may enter into reverse repurchase agreements, subject to
Repurchase   the Fund's limitations on borrowings. A reverse repurchase
Agreements   agreement involves the sale of a security by a Fund and its
and Other    agreement to repurchase the instrument at a specified time and
Borrowings   price, and may be considered a form of borrowing for some
             purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid     Each Fund may invest in securities that are illiquid so long as
Securities   not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
             "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment   The International Growth and International Funds may invest up to
in Other     10% of their assets in securities of other investment companies,
Investment   such as closed-end management investment companies, or in pooled
Companies    accounts or other investment vehicles which invest in foreign markets. Each of the other Funds may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio    With the exception of the Tax-Efficient Equity and Tax-Efficient
Turnover     Structured Emerging Markets Funds, the length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active

                                                                    Prospectus
            and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds will generally attempt to limit portfolio turnover as part of their tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Renaissance, Growth,
in          Select Growth, Target, Opportunity, Innovation, Global Innovation,
Investment International Growth, Tax-Efficient Equity, Tax-Efficient Objectives Structured Emerging Markets and International Funds described in
and         this Prospectus may be changed by the Board of Trustees without
Policies    shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional
            Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds   In addition to the risks described under "Summary of Principal
            Risks" above and in this section, the Global Innovation Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective.
            Also, it is possible that the Fund may invest in securities offered in initial public offerings and other similar transactions which, because of the Fund's size, may have a disproportionate impact on the Fund's performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

77
 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally)
                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. Except as provided in the next sentence, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The information for the Select Growth and Target Funds for the period ended December 31, 1999 is included in the Trust's semi-annual report to shareholders, and is unaudited. The annual report and semi-annual report are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

            The Global Innovation and Mega-Cap Funds did not offer Institutional or Administrative Class shares during the periods ended June 30, 1999.

                        Net Asset                Net Realized/     Total    Dividends  Dividends in  Distributions
       Year or            Value        Net         Unrealized   Income from  from Net  Excess of Net   from Net
        Period          Beginning  Investment    Gain (Loss) on Investment  Investment  Investment     Realized
        Ended           of Period Income (Loss)   Investments   Operations    Income      Income     Capital Gains
------------------------------------------------------------------------------------------------------------------
Equity Income Fund (i)
 Institutional Class
  06/30/99               $16.09      $ 0.44 (a)      $ 1.28 (a)   $ 1.72      $(0.43)     $  0.00       $(1.76)
  06/30/98                15.41        0.44 (a)        2.75 (a)     3.19       (0.42)        0.00        (2.09)
  06/30/97                14.36        0.40            3.17         3.57       (0.55)        0.00        (1.97)
  11/01/95-06/30/96       13.09        0.78            1.31         2.09       (0.34)        0.00        (0.48)
  10/31/95                11.75        0.46            1.67         2.13       (0.46)        0.00        (0.33)
  10/31/94                11.95        0.42           (0.16)        0.26       (0.42)        0.00        (0.04)
 Administrative Class
  06/30/99                16.08        0.41 (a)        1.28 (a)     1.69       (0.40)        0.00        (1.76)
  06/30/98                15.40        0.40 (a)        2.75 (a)     3.15       (0.38)        0.00        (2.09)
  06/30/97                14.35        0.27            3.26         3.53       (0.51)        0.00        (1.97)
  11/01/95-06/30/96       13.13        0.75            1.31         2.06       (0.36)        0.00        (0.48)
  11/30/94-10/31/95       11.12        0.39            2.35         2.74       (0.40)        0.00        (0.33)
Value Fund (i)
 Institutional Class
  06/30/99               $15.66      $ 0.28 (a)      $ 1.36 (a)   $ 1.64      $(0.28)     $  0.00       $(1.72)
  06/30/98                14.81        0.25 (a)        2.47 (a)     2.72       (0.24)        0.00        (1.63)
  06/30/97                12.46        1.05            2.11         3.16       (0.31)        0.00        (0.50)
  11/01/95-06/30/96       12.53        0.25            1.62         1.87       (0.17)        0.00        (1.77)
  10/31/95                11.55        0.30            2.18         2.48       (0.30)        0.00        (1.20)
  10/31/94                11.92        0.30           (0.28)        0.02       (0.29)        0.00        (0.10)
 Administrative Class
  06/30/99                15.65        0.26 (a)        1.32 (a)     1.58       (0.25)        0.00        (1.72)
  08/21/97-06/30/98       15.66        0.19 (a)        1.65 (a)     1.84       (0.22)        0.00        (1.63)
Renaissance Fund (ii)
 Institutional Class
  06/30/99                19.07        0.06 (a)        1.43 (a)     1.49        0.00         0.00        (2.33)
  12/30/97-06/30/98       16.73        0.05            2.29         2.34        0.00         0.00         0.00
 Administrative Class
  08/31/98-06/30/99       15.37        0.02 (a)        5.12 (a)     5.14        0.00         0.00        (2.33)
Growth Fund (ii)
 Institutional Class
  03/31/99-06/30/99      $31.27      $(0.01)(a)      $(0.02)(a)   $(0.03)     $ 0.00      $  0.00       $ 0.00
 Administrative Class
  03/31/99-06/30/99       31.27       (0.04)(a)        0.00 (a)    (0.04)       0.00         0.00         0.00
Select Growth Fund
 (ii)(iii)
 Institutional Class
  12/31/99+              $24.86      $ 0.08 (a)      $ 1.92 (a)   $ 2.00      $(0.02)     $  0.00       $(3.72)
  06/30/99                20.39       (0.04)(a)        5.24 (a)     5.20        0.00         0.00        (0.73)
  06/30/98                15.55        0.03 (a)        6.11 (a)     6.14        0.00         0.00        (1.30)
  06/30/97                13.55        0.03 (a)        2.78 (a)     2.81       (0.02)        0.00        (0.79)
  11/01/95-06/30/96       12.72        0.51            0.65         1.16       (0.04)       (0.01)       (0.28)
  12/28/94-10/31/95       10.00        0.07            2.71         2.78       (0.06)        0.00         0.00

-------
 *    Annualized
 +    Unaudited
(a) Per share amounts based on average number of shares outstanding during the period.
(i) The information provided for the Equity Income and Value Funds reflects the results of operations under NFJ Investment Group ("NFJ") as the Funds' Sub-Adviser. NFJ is expected to be replaced by the PIMCO Equity Advisors division of PIMCO Advisors ("PIMCO Equity Advisors") as the Sub-Adviser to the Funds on or about May 8, 2000. The Funds would not necessarily have achieved the results shown had PIMCO Equity Advisors been the Funds' Sub-Adviser during the periods shown.
(ii) The information provided for the Renaissance, Growth and Select Growth Funds reflects results of operations under the Funds' former Sub-Adviser through May 7, March 6, and June 30, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.
(iii) Formerly the PIMCO Core Equity Fund. The Fund changed its investment objective and policies on April 1, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown. In addition, the performance results shown above reflect the Fund's advisory fee level in effect prior to April 1, 2000; these results would have been lower had the Fund's current advisory fee level then been in effect.

  Prospectus
79

                                           Fund                                                         Ratio of Net
Distributions                          Reimbursement                                       Ratio of      Investment
in Excess of   Tax Basis               Fee Added To  Net Asset               Net Assets   Expenses to   Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net    to Average
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets       Net Assets
---------------------------------------------------------------------------------------------------------------------
    $0.00        $0.00      $ (2.19)      $ 0.00      $15.62      12.56 %     $123,012       0.71%           3.00%
     0.00         0.00        (2.51)        0.00       16.09      21.84        138,650       0.71            2.71
     0.00         0.00        (2.52)        0.00       15.41      27.67        121,138       0.72            3.03
     0.00         0.00        (0.82)        0.00       14.36      16.35        116,714       0.70*           3.41 *
     0.00         0.00        (0.79)        0.00       13.09      19.36        118,015       0.70            3.83
     0.00         0.00        (0.46)        0.00       11.75       2.25         92,365       0.70            3.77
     0.00         0.00        (2.16)        0.00       15.61      12.31         13,797       0.96            2.80
     0.00         0.00        (2.47)        0.00       16.08      21.58         11,699       0.96            2.45
     0.00         0.00        (2.48)        0.00       15.40      27.40          8,145       0.97            2.79
     0.00         0.00        (0.84)        0.00       14.35      16.08          6,097       0.95*           3.19 *
     0.00         0.00        (0.73)        0.00       13.13      25.69            140       0.95*           3.43 *
    $0.00        $0.00      $ (2.00)      $ 0.00      $15.30      12.30 %     $ 69,181       0.71%           1.99%
     0.00         0.00        (1.87)        0.00       15.66      19.35         83,219       0.71            1.59
     0.00         0.00        (0.81)        0.00       14.81      26.38         74,613       0.73            2.02
     0.00         0.00        (1.94)        0.00       12.46      16.24         52,727       0.70*           2.40*
     0.00         0.00        (1.50)        0.00       12.53      24.98         14,443       0.70            2.50
     0.00         0.00        (0.39)        0.00       11.55       0.15         15,442       0.70            2.34
     0.00         0.00        (1.97)        0.00       15.26      11.91         23,164       0.95            1.81
     0.00         0.00        (1.85)        0.00       15.65      12.71         10,349       0.96*           1.40*
    $0.00        $0.00      $ (2.33)      $ 0.00      $18.23      10.24%      $    136       0.86%           0.38%
     0.00         0.00         0.00         0.00       19.07      13.99            851       0.86*           0.55*
     0.00         0.00        (2.33)        0.00       18.18      36.41            427       1.09*           0.13*
    $0.00        $0.00      $  0.00       $ 0.00      $31.24      (0.10)%     $    948       0.74%*         (0.19)%*
     0.00         0.00         0.00         0.00       31.23      (0.13)         6,164       0.97*          (0.53)*
    $0.00        $0.00      $ (3.74)      $ 0.00      $23.12       8.87%      $  1,498       0.98%(b)*       0.29%*
     0.00         0.00        (0.73)        0.00       24.86      26.34          1,184       1.01(b)        (0.20)
     0.00         0.00        (1.30)        0.00       20.39      41.83          1,915       0.83            0.20
     0.00         0.00        (0.81)        0.00       15.55      21.59          6,444       0.87            0.23
     0.00         0.00        (0.33)        0.00       13.55       9.41         10,452       0.82*           0.53*
     0.00         0.00        (0.06)        0.00       12.72      27.86          7,791       0.82*           0.79*
Distributions
in Excess of
Net Realized     Portfolio
Capital Gains  Turnover Rate
---------------------------------------------------------------------------------------------------------------------
    $0.00            76%
     0.00            45
     0.00            45
     0.00            52
     0.00            46
     0.00            36
     0.00            76
     0.00            45
     0.00            45
     0.00            52
     0.00            43
    $0.00           101%
     0.00            77
     0.00            71
     0.00            29
     0.00            71
     0.00            44
     0.00           101
     0.00            77
    $0.00           221%
     0.00           192
     0.00           221
    $0.00           131%
     0.00           131
    $0.00           142%
     0.00            95
     0.00           120
     0.00           139
     0.00            73
     0.00           123

 (b) Ratio of expenses to average net assets excluding interest expense is 0.82%.
                                            PIMCO Funds: Multi-Manager Series


                          Net Asset                Net Realized/     Total    Dividends  Dividends in  Distributions
        Year or             Value        Net         Unrealized   Income from  from Net  Excess of Net   from Net
         Period           Beginning  Investment    Gain (Loss) on Investment  Investment  Investment     Realized
         Ended            of Period Income (Loss)   Investments   Operations    Income      Income     Capital Gains
--------------------------------------------------------------------------------------------------------------------
Select Growth Fund
 (cont.)
 Administrative Class
  12/31/99+                $24.67      $ 0.00 (a)      $ 1.89 (a)    $1.89     $ (0.03)      $0.00        $(3.72)
  06/30/99                  20.32       (0.03)(a)        5.11 (a)     5.08        0.00        0.00         (0.73)
  06/30/98                  15.53       (0.01)(a)        6.10 (a)     6.09        0.00        0.00         (1.30)
  06/30/97                  13.56        0.00 (a)        2.77 (a)     2.77       (0.01)       0.00         (0.79)
  11/01/95-06/30/96         12.73        0.49            0.65         1.14       (0.02)      (0.01)        (0.28)
  05/31/95-10/31/95         11.45        0.02            1.28         1.30       (0.02)       0.00          0.00
Target Fund (iv)
 Institutional Class
  12/31/99+                $17.74      $(0.06)(a)      $ 8.88 (a)    $8.82     $  0.00       $0.00        $(1.80)
  03/31/99-06/30/99         16.34       (0.02)(a)        1.42 (a)     1.40        0.00        0.00          0.00
 Administrative Class
  12/31/99+                 17.73       (0.08)(a)        8.89 (a)     8.81        0.00        0.00         (1.80)
  03/31/99-06/30/99         16.34       (0.03)(a)        1.42 (a)     1.39        0.00        0.00          0.00
Mid-Cap Equity Fund (iv)
 Institutional Class
  06/30/99                 $13.53      $(0.03)(a)      $ 2.99 (a)    $2.96     $  0.00       $0.00        $(0.65)
  06/30/98                  14.04       (0.03)(a)        3.61 (a)     3.58        0.00        0.00         (4.09)
  06/30/97                  14.66       (0.06)(a)        1.31 (a)     1.25        0.00        0.00         (1.87)
  11/01/95-06/30/96         12.92        0.49            1.62         2.11        0.00        0.00         (0.37)
  12/28/94-10/31/95         10.00        0.02            2.92         2.94       (0.02)       0.00          0.00
 Administrative Class
  07/01/98-05/27/99(b)      13.50       (0.05)(a)        1.71 (a)     1.66        0.00        0.00         (0.65)
  08/21/97-06/30/98         15.27       (0.05)(a)        2.37 (a)     2.32        0.00        0.00         (4.09)
Opportunity Fund (iv)
 Institutional Class
  03/31/99-06/30/99        $21.40      $(0.03)(a)      $ 2.89 (a)    $2.86     $  0.00       $0.00        $ 0.00
 Administrative Class
  03/31/99-06/30/99         21.40       (0.05)(a)        2.91 (a)     2.86        0.00        0.00          0.00
Innovation Fund (iv)
 Institutional Class
  03/05/99-06/30/99        $32.73      $(0.05)(a)      $ 4.82 (a)    $4.77     $  0.00       $0.00        $ 0.00
International Growth
 Fund (iv)
 Institutional Class
  06/30/99                 $13.55      $(0.02)(a)      $ 3.56 (a)    $3.54     $ (0.02)      $0.00        $(1.03)
  12/31/97-06/30/98         10.00        0.00 (a)        3.55 (a)     3.55        0.00        0.00          0.00
Capital Appreciation
 Fund
 Institutional Class
  06/30/99                 $26.13      $ 0.16 (a)      $ 2.35 (a)    $2.51     $ (0.15)      $0.00        $(1.65)
  06/30/98                  21.19        0.15 (a)        6.59 (a)     6.74       (0.12)       0.00         (1.68)
  06/30/97                  18.10        0.24            5.08         5.32       (0.10)       0.00         (2.13)
  11/01/95-06/30/96         16.94        0.35            1.99         2.34       (0.15)       0.00         (1.03)
  10/31/95                  13.34        0.18            3.60         3.78       (0.18)       0.00          0.00
  10/31/94                  13.50        0.14           (0.12)        0.02       (0.14)       0.00         (0.04)
 Administrative Class
  06/30/99                  25.99        0.09 (a)        2.34 (a)     2.43       (0.13)       0.00         (1.65)
  06/30/98                  21.16        0.10 (a)        6.55 (a)     6.65       (0.14)       0.00         (1.68)
  07/31/96-06/30/97         17.19        0.16            6.03         6.19       (0.09)       0.00         (2.13)
Mid-Cap Fund (v)
 Institutional Class
  06/30/99                 $24.09      $ 0.12 (a)      $(0.11)(a)    $0.01     $ (0.02)      $0.00        $(1.07)
  06/30/98                  20.28        0.11 (a)        5.11 (a)     5.22       (0.07)      (0.01)        (1.33)
  06/30/97                  19.44       (0.07)           5.25         5.18       (0.05)       0.00         (4.29)
  11/01/95-06/30/96         18.16        0.32            1.53         1.85       (0.14)       0.00         (0.43)
  10/31/95                  13.97        0.07            4.19         4.26       (0.07)       0.00          0.00
  10/31/94                  13.97        0.06            0.01         0.07       (0.06)       0.00         (0.01)
 Administrative Class
  06/30/99                  23.96        0.06 (a)       (0.06)(a)     0.00       (0.01)       0.00         (1.07)
  06/30/98                  20.24        0.05 (a)        5.08 (a)     5.13       (0.07)      (0.01)        (1.33)
  06/30/97                  19.44       (0.13)           5.25         5.12       (0.03)       0.00         (4.29)
  11/01/95-06/30/96         18.17        0.28            1.53         1.81       (0.11)       0.00         (0.43)
  11/30/94-10/31/95         13.31        0.03            4.85         4.88       (0.02)       0.00          0.00

-------
*    Annualized
+    Unaudited
(a) Per share amounts based on average number of shares outstanding during the period.
(b) All Administrative Class shares of the Mid-Cap Equity Fund were redeemed on May 27, 1999.
(iv) The information provided for the Target, Mid-Cap Equity, Opportunity, Innovation and International Growth Funds reflects results of operations under the Funds' former Sub-Adviser through March 6, June 30, March 6, March 6 and June 30, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.
(v)  The Mid-Cap Fund was formerly the Mid-Cap Growth Fund.

  Prospectus
81

                                           Fund                                                         Ratio of Net
Distributions                          Reimbursement                                       Ratio of      Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to   Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net    to Average
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets       Net Assets
---------------------------------------------------------------------------------------------------------------------
   $ 0.00       $ 0.00     $  (3.75)      $ 0.00      $ 22.81      8.50%      $     42       1.23%(c)*       0.06%*
     0.00         0.00        (0.73)        0.00        24.67     25.84             15       1.08           (0.17)
     0.00         0.00        (1.30)        0.00        20.32     41.54        128,666       1.08           (0.07)
     0.00         0.00        (0.80)        0.00        15.53     21.20         29,332       1.13           (0.03)
     0.00         0.00        (0.31)        0.00        13.56      9.23         33,575       1.07*           0.28 *
     0.00         0.00        (0.02)        0.00        12.73     11.34         24,645       1.06*           0.34 *
   $ 0.00       $ 0.00     $  (1.80)      $ 0.00      $ 24.76     51.15%      $  4,654       0.80%*         (0.58)%*
     0.00         0.00         0.00         0.00        17.74      8.57          1,298       0.79*          (0.39)*
     0.00         0.00        (1.80)        0.00        24.74     51.12          8,307       1.05*          (0.81)*
     0.00         0.00         0.00         0.00        17.73      8.51          5,513       1.02*          (0.61)*
   $ 0.00       $ 0.00     $  (0.65)      $ 0.00       $15.84     23.18%      $  7,399       0.89%          (0.22)%
     0.00         0.00        (4.09)        0.00        13.53     30.40          8,488       0.89           (0.25)
     0.00         0.00        (1.87)        0.00        14.04      9.61          7,591       1.15           (0.43)
     0.00         0.00        (0.37)        0.00        14.66     16.72          8,378       0.88*          (0.32)*
     0.00         0.00        (0.02)        0.00        12.92     29.34          8,357       0.88*           0.24*
     0.00         0.00        (0.65)        0.00        14.51     13.12              0       1.14*          (0.45)*
     0.00         0.00        (4.09)        0.00        13.50     19.65          2,371       1.13*          (0.49)*
   $ 0.00       $ 0.00     $   0.00       $ 0.00      $ 24.26     13.36%      $    417       0.88%*         (0.54)%*
     0.00         0.00         0.00         0.00        24.26     13.36          2,010       1.12*          (0.82)*
   $ 0.00       $ 0.00     $   0.00       $ 0.00      $ 37.50     14.57%      $    444       0.88%*         (0.15)%*
   $ 0.00       $ 0.00     $  (1.05)      $ 0.00      $ 16.04     28.62%      $  8,408       1.39%          (0.15)%
     0.00         0.00         0.00         0.00        13.55     35.50          6,822       1.36*           0.08*
   $ 0.00       $ 0.00     $  (1.80)      $ 0.00      $ 26.84     10.57%      $645,967       0.71%           0.64 %
     0.00         0.00        (1.80)        0.00        26.13     32.97        805,856       0.71            0.64
     0.00         0.00        (2.23)        0.00        21.19     31.52        536,187       0.71            1.02
     0.00         0.00        (1.18)        0.00        18.10     14.65        348,728       0.70*           1.33*
     0.00         0.00        (0.18)        0.00        16.94     28.47        236,220       0.70            1.22
     0.00         0.00        (0.18)        0.00        13.34      0.15        165,441       0.70            1.17
     0.00         0.00        (1.78)        0.00        26.64     10.30        229,831       0.95            0.38
     0.00         0.00        (1.82)        0.00        25.99     32.55        132,384       0.96            0.39
     0.00         0.00        (2.22)        0.00        21.16     38.26          3,115       0.96*           0.66*
   $ 0.00       $ 0.00     $  (1.09)      $ 0.00      $ 23.01      0.33%      $581,544       0.70%           0.54 %
     0.00         0.00        (1.41)        0.00        24.09     26.16        437,985       0.71            0.46
     0.00         0.00        (4.34)        0.00        20.28     30.58        291,374       0.71            0.53
     0.00         0.00        (0.57)        0.00        19.44     10.37        231,011       0.70*           1.11*
     0.00         0.00        (0.07)        0.00        18.16     30.54        189,320       0.70            0.43
     0.00         0.00        (0.07)        0.00        13.97      0.58        121,791       0.70            0.45
     0.00         0.00        (1.08)        0.00        22.88      0.31        104,337       0.95            0.30
     0.00         0.00        (1.41)        0.00        23.96     25.75         73,614       0.95            0.22
     0.00         0.00        (4.32)        0.00        20.24     30.23          2,066       0.96            0.28
     0.00         0.00        (0.54)        0.00        19.44     10.17          1,071       0.95*           0.89*
     0.00         0.00        (0.02)        0.00        18.17     36.64            892       0.94*           0.23*
Distributions
in Excess of
Net Realized     Portfolio
Capital Gains  Turnover Rate
---------------------------------------------------------------------------------------------------------------------
   $ 0.00           142%
     0.00            95
     0.00           120
     0.00           139
     0.00            73
     0.00            58
   $ 0.00            59%
     0.00           229
     0.00            59
     0.00           229
   $ 0.00           273%
     0.00           268
     0.00           202
     0.00            97
     0.00           132
     0.00           273
     0.00           268
   $ 0.00           175%
     0.00           175
   $ 0.00           119%
   $ 0.00           269%
     0.00            60
   $ 0.00           120%
     0.00            75
     0.00            87
     0.00            73
     0.00            83
     0.00            77
     0.00           120
     0.00            75
     0.00            87
   $ 0.00            85%
     0.00            66
     0.00            82
     0.00            79
     0.00            78
     0.00            61
     0.00            85
     0.00            66
     0.00            82
     0.00            79
     0.00            72

-------
 (c) Ratio of expenses to average net assets excluding interest expense is 1.07%.
                                            PIMCO Funds: Multi-Manager Series

                          Net Asset                Net Realized/      Total    Dividends  Dividends in  Distributions
   Year or                  Value        Net         Unrealized    Income from  from Net  Excess of Net   from Net
   Period                 Beginning  Investment    Gain (Loss) on  Investment  Investment  Investment     Realized
    Ended                 of Period Income (Loss)   Investments    Operations    Income      Income     Capital Gains
---------------------------------------------------------------------------------------------------------------------
Small-Cap Fund (vi)
 Institutional Class
  06/30/99                 $14.01      $(0.01)(a)     $ (2.12)(a)    $(2.13)     $ 0.00       $0.00       $   0.00
  06/30/98                  13.40       (0.03)(a)        2.52 (a)      2.49        0.00        0.00          (1.88)
  06/30/97                  20.83       (0.01)(a)        3.17 (a)      3.16        0.00        0.00         (10.59)
  11/01/95-06/30/96         21.02        2.02           (0.61)         1.41        0.00        0.00          (1.60)
  10/31/95                  19.38       (0.05)           3.12          3.07        0.00        0.00          (1.43)
  10/31/94                  19.15       (0.02)           0.89          0.87        0.00        0.00          (0.64)
 Administrative Class
  06/30/99                  13.97       (0.04)(a)       (2.12)(a)     (2.16)       0.00        0.00           0.00
  06/30/98                  13.41       (0.07)(a)        2.51 (a)      2.44        0.00        0.00          (1.88)
  06/30/97                  20.82       (0.06)(a)        3.24 (a)      3.18        0.00        0.00         (10.59)
  11/01/95-06/30/96         21.01        2.02 (a)       (0.61)(a)      1.41        0.00        0.00          (1.60)
  09/27/95-10/31/95         21.90       (0.02)          (0.87)        (0.89)       0.00        0.00           0.00
Micro-Cap Fund (vi)
 Institutional Class
  06/30/99                 $23.66      $(0.14)(a)     $(2.89 )(a)    $(3.03)     $ 0.00       $0.00       $   0.00
  06/30/98                  19.85       (0.11)(a)        6.54 (a)      6.43        0.00        0.00          (2.62)
  06/30/97                  18.47        0.00            3.41          3.41        0.00        0.00          (2.03)
  11/01/95-06/30/96         15.38        0.00            3.43          3.43        0.00        0.00          (0.34)
  10/31/95                  11.87       (0.04)           3.55          3.51        0.00        0.00           0.00
  10/31/94                  11.06       (0.03)           0.84          0.81        0.00        0.00           0.00
 Administrative Class
  06/30/99                  23.52       (0.19)(a)       (2.88)(a)     (3.07)       0.00        0.00           0.00
  06/30/98                  19.78       (0.17)(a)        6.53 (a)      6.36        0.00        0.00          (2.62)
  06/30/97                  18.46       (0.06)           3.41          3.35        0.00        0.00          (2.03)
  04/01/96-06/30/96         16.73        0.03            1.70          1.73        0.00        0.00           0.00
Small-Cap Value Fund
 Institutional Class
  06/30/99                 $17.68       $0.32 (a)      $(1.29)(a)    $(0.97)     $(0.21)      $0.00       $   0.00
  06/30/98                  15.78        0.29 (a)        2.50 (a)      2.79       (0.13)       0.00          (0.76)
  06/30/97                  14.20        0.46            3.63          4.09       (0.13)       0.00          (2.38)
  11/01/95-06/30/96         13.10        0.56            1.49          2.05       (0.21)       0.00          (0.74)
  10/31/95                  12.07        0.28            1.92          2.20       (0.28)       0.00          (0.89)
  10/31/94                  12.81        0.29           (0.65)        (0.36)      (0.29)       0.00          (0.09)
 Administrative Class
  06/30/99                  17.63        0.29 (a)       (1.30)(a)     (1.01)      (0.20)       0.00           0.00
  06/30/98                  15.76        0.25 (a)        2.49 (a)      2.74       (0.11)       0.00          (0.76)
  06/30/97                  14.20        0.38            3.68          4.06       (0.12)       0.00          (2.38)
  11/01/95-06/30/96         13.16        0.54            1.43          1.97       (0.19)       0.00          (0.74)
Enhanced Equity Fund
 Institutional Class
  06/30/99                 $12.64      $ 0.08 (a)     $  1.91 (a)    $ 1.99      $(0.06)      $0.00       $  (1.61)
  06/30/98                  16.46        0.11 (a)        3.91 (a)      4.02       (0.11)       0.00          (7.73)
  06/30/97                  15.91        1.18            3.10          4.28       (0.10)       0.00          (3.63)
  11/01/95-06/30/96         14.44        0.34            1.67          2.01       (0.16)       0.00          (0.38)
  10/31/95                  11.99        0.25            2.62          2.87       (0.25)       0.00          (0.17)
  10/31/94                  12.08        0.25           (0.04)         0.21       (0.25)       0.00          (0.05)
 Administrative Class
  06/30/99                  12.59        0.05 (a)        1.90 (a)      1.95       (0.06)       0.00          (1.61)
  08/21/97-06/30/98         17.53        0.05 (a)        2.85 (a)      2.90       (0.11)       0.00          (7.73)
Tax-Efficient Equity
 Fund
 Administrative Class
  09/30/98-06/30/99        $ 8.65       $0.03 (a)     $  2.93 (a)    $ 2.96      $ 0.00       $0.00       $   0.00
Structured Emerging
 Markets Fund
 Institutional Class
  09/30/98-06/30/99        $10.00       $0.15 (a)     $  2.57 (a)    $ 2.72      $(0.07)      $0.00       $  (0.28)
Tax-Efficient Structured
 Emerging Markets Fund
 Institutional Class
  09/30/98-06/30/99        $10.00       $0.16 (a)     $  3.10 (a)    $ 3.26      $(0.06)      $0.00       $   0.00
International Fund
 Institutional Class
  09/30/98-12/31/98        $10.47      $ 0.14 (a)     $  2.16 (a)    $ 2.30      $ 0.00       $0.00       $  (1.15)
 Administrative Class
  09/30/98-12/31/98         10.47        0.09 (a)        2.15 (a)      2.24        0.00        0.00          (1.15)

-------
 *   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(vi) The Small-Cap Fund and Micro-Cap Fund were formerly the Small-Cap Growth Fund and the Micro-Cap Growth Fund, respectively.

  Prospectus
83

                                           Fund                                                       Ratio of Net
Distributions                          Reimbursement                                       Ratio of    Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net  to Average     Portfolio
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
---------------------------------------------------------------------------------------------------------------------------------
   $(0.47)       $0.00      $ (0.47)      $ 0.00      $11.41      (14.99)%    $ 66,393       1.25%        (0.09)%         94%
     0.00         0.00        (1.88)        0.00       14.01       19.33        47,641       1.26         (0.20)          77
     0.00         0.00       (10.59)        0.00       13.40       22.82        33,390       1.32         (0.05)         129
     0.00         0.00        (1.60)        0.00       20.83        7.22        32,954       1.25*        (0.20)*         59
     0.00         0.00        (1.43)        0.00       21.02       17.39        73,977       1.25         (0.27)          86
     0.00         0.00        (0.64)        0.00       19.38        4.62        50,425       1.25         (0.33)          66
    (0.47)        0.00        (0.47)        0.00       11.34      (15.26)        2,229       1.50         (0.33)          94
     0.00         0.00        (1.88)        0.00       13.97       18.90           981       1.49         (0.51)          77
     0.00         0.00       (10.59)        0.00       13.41       23.12             1       1.54         (0.36)         129
     0.00         0.00        (1.60)        0.00       20.82        7.18           112       1.50*        (0.41)*         59
     0.00         0.00         0.00         0.00       21.01       (5.34)          544       1.60*        (0.82)*          9
   $(0.63)       $0.00      $ (0.63)      $ 0.00      $20.00      (12.66)%    $234,439       1.50%        (0.71)%         73%
     0.00         0.00        (2.62)        0.00       23.66       33.95       257,842       1.51         (0.50)          72
     0.00         0.00        (2.03)        0.00       19.85       20.05       164,139       1.52         (0.49)          84
     0.00         0.00        (0.34)        0.00       18.47       22.64        83,973       1.50*        (0.45)*         54
     0.00         0.00         0.00         0.00       15.38       29.54        69,775       1.50         (0.37)          87
     0.00         0.00         0.00         0.00       11.87        7.31        32,605       1.50         (0.25)          59
    (0.63)        0.00        (0.63)        0.00       19.82      (12.91)        3,000       1.75         (0.97)          73
     0.00         0.00        (2.62)        0.00       23.52       33.70         4,779       1.76         (0.74)          72
     0.00         0.00        (2.03)        0.00       19.78       19.72         2,116       1.77         (0.74)          84
     0.00         0.00         0.00         0.00       18.46       10.34           566       1.73*        (0.74)*         54
   $(0.45)       $0.00      $ (0.66)      $ 0.00      $16.05       (5.11)%    $ 59,132       0.85%         2.12%          60%
     0.00         0.00        (0.89)        0.00       17.68       17.77        47,432       0.85          1.65           41
     0.00         0.00        (2.51)        0.00       15.78       31.99        34,639       0.90          1.92           48
     0.00         0.00        (0.95)        0.00       14.20       16.35        29,017       0.85*         2.12*          35
     0.00         0.00        (1.17)        0.00       13.10       19.88        35,093       0.85          2.25           50
     0.00         0.00        (0.38)        0.00       12.07       (2.89)       31,236       0.85          2.23           48
    (0.45)        0.00        (0.65)        0.00       15.97       (5.40)       21,002       1.10          1.92           60
     0.00         0.00        (0.87)        0.00       17.63       17.41        10,751       1.10          1.39           41
     0.00         0.00        (2.50)        0.00       15.76       31.70         5,916       1.16          1.68           48
     0.00         0.00        (0.93)        0.00       14.20       15.64         4,433       1.10*         1.86*          35
   $ 0.00        $0.00      $ (1.67)      $ 0.00      $12.96       17.95 %    $ 42,619       0.71%         0.66%          34%
     0.00         0.00        (7.84)        0.00       12.64       32.33        36,584       0.71          0.63           65
     0.00         0.00        (3.73)        0.00       16.46       31.45        44,838       0.74          1.31           91
     0.00         0.00        (0.54)        0.00       15.91       14.21        83,425       0.70*         1.58*          53
     0.00         0.00        (0.42)        0.00       14.44       24.46        73,999       0.70          1.91           21
     0.00         0.00        (0.30)        0.00       11.99        1.83        65,915       0.70          2.20           44
     0.00         0.00        (1.67)        0.00       12.87       17.63        24,015       0.96          0.41           34
     0.00         0.00        (7.84)        0.00       12.59       23.85        10,409       0.95*         0.47*          65
   $ 0.00        $0.00      $  0.00       $ 0.00      $11.61       34.28 %    $  3,391       0.92%*        0.31%*         13%
   $ 0.00        $0.00      $ (0.35)      $ 0.05      $12.42       29.21 %    $ 46,577       0.95%         1.56%          30%
   $ 0.00        $0.00      $ (0.06)      $ 0.05      $13.25       33.39 %    $ 72,509       0.95%         1.57%          28%
   $ 0.00        $0.00      $ (1.15)      $ 0.00      $11.62       23.07 %    $  3,627       1.09%*        1.70%*         55%
     0.00         0.00        (1.15)        0.00       11.56       22.47        15,797       1.34*         1.06*          55

                                            PIMCO Funds: Multi-Manager Series

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.


PIMCO
   FUNDS


PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

File No. 811-6161

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 3, 2000
                                    to the
                         Prospectus for Class D Shares
                              Dated April 3, 2000

                    Disclosure Relating to PIMCO Value Fund

  Changes in Sub-Advisory Arrangements. On or about May 8, 2000, the PIMCO Equity Advisors division of PIMCO Advisors L.P. ("PIMCO Equity Advisors") will assume full portfolio management responsibility for the PIMCO Value Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. Until such time when PIMCO Equity Advisors assumes full portfolio management responsibility for the Fund (the "Transition Date"), NFJ Investment Group ("NFJ"), the Fund's current Sub-Adviser, will continue to provide portfolio management services under the terms of its Portfolio Management Agreement with PIMCO Advisors. An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of December 31, 1999 of approximately $2.1 billion. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201.

  Until the Transition Date, Chris Najork, Benno J. Fischer and Paul A. Magnuson will share primary responsibility for the day-to-day management of the Fund. Messrs. Najork and Fischer have provided such services to the Fund since its inception in 1991. Mr. Magnuson has provided such services to the Fund since 1995. Mr. Najork is a Managing Director and founding partner of NFJ. Prior to the formation of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and analyst at NationsBank, which he joined in 1974. Mr. Fischer is a Managing Director and founding partner of NFJ. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. Mr. Magnuson is a Principal at NFJ, where he is also a Portfolio Manager and Senior Research Analyst. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985.

  Changes to Principal Investments and Strategies. Until the Transition Date, the description of the Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

    The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

     Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

  In addition, in connection with the above changes, until the Transition Date the disclosure under "Principal Risks" in the Fund Summary is revised to indicate that the following are among the principal risks of investing in the
Fund: Market Risk, Issuer Risk, Value Securities Risk, Credit Risk and Management Risk.

                Disclosure Relating to PIMCO Equity Income Fund

  Changes in Sub-Advisory Arrangements. On or about May 8, 2000, the PIMCO Equity Advisors division of PIMCO Advisors L.P. ("PIMCO Equity Advisors") will assume full portfolio management responsibility for the PIMCO Equity Income Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. Until such time when PIMCO Equity Advisors assumes full portfolio management responsibility for the Fund (the "Transition Date"), NFJ Investment Group ("NFJ"), the Fund's current Sub-Adviser, will continue to provide portfolio management services under the terms of its Portfolio Management Agreement with PIMCO Advisors. Until the Transition Date, Chris Najork and Benno J. Fischer will share primary responsibility for the day-to-day management of the Fund. Information about NFJ and Messrs. Najork and Fischer is provided above under "Disclosure Relating to PIMCO Value Fund--Changes in Sub-Advisory Arrangements."

  Changes to Principal Investments and Strategies. Until the Transition Date, the description of the Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

    The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

    In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

    Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be consistent with the Fund's investment objective and principal strategies.

  In addition, in connection with the above changes, until the Transition Date the disclosure under "Principal Risks" in the Fund Summary is revised to indicate that the following are among the principal risks of investing in the
Fund: Market Risk, Issuer Risk, Value Securities Risk, Credit Risk and Management Risk.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated April 3, 2000
                                    to the
         Prospectus for Institutional and Administrative Class Shares
                              Dated April 3, 2000

                    Disclosure Relating to PIMCO Value Fund

  Changes in Sub-Advisory Arrangements. On or about May 8, 2000, the PIMCO Equity Advisors division of PIMCO Advisors L.P. ("PIMCO Equity Advisors") will assume full portfolio management responsibility for the PIMCO Value Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. Until such time when PIMCO Equity Advisors assumes full portfolio management responsibility for the Fund (the "Transition Date"), NFJ Investment Group ("NFJ"), the Fund's current Sub-Adviser, will continue to provide portfolio management services under the terms of its Portfolio Management Agreement with PIMCO Advisors. Information about NFJ is provided in the Prospectus under the caption "Management of the Funds."

  Until the Transition Date, Chris Najork, Benno J. Fischer and Paul A. Magnuson will share primary responsibility for the day-to-day management of the Fund. Messrs. Najork and Fischer have provided portfolio management services to the Fund since its inception in December 1991. Mr. Magnuson has provided portfolio management services to the Fund since July, 1995. Information about Messrs. Najork, Fischer and Magnuson is provided in the Prospectus under the caption "Management of the Funds--NFJ."

  Changes to Principal Investments and Strategies. Until the Transition Date, the description of the Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

    The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

    Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

  In addition, in connection with the above changes, until the Transition Date the disclosure under "Principal Risks" in the Fund Summary is revised to indicate that the following are among the principal risks of investing in the
Fund: Market Risk, Issuer Risk, Value Securities Risk, Credit Risk and Management Risk.

                Disclosure Relating to PIMCO Equity Income Fund

  Changes in Sub-Advisory Arrangements. On or about May 8, 2000, the PIMCO Equity Advisors division of PIMCO Advisors L.P. ("PIMCO Equity Advisors") will assume full portfolio management responsibility for the PIMCO Equity Income Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. Until such time when PIMCO Equity Advisors assumes full portfolio management responsibility for the Fund (the "Transition Date"), NFJ Investment Group ("NFJ"), the Fund's current Sub-Adviser, will continue to provide portfolio management services under the terms of its Portfolio Management Agreement with PIMCO Advisors. Information about NFJ is provided in the Prospectus under the caption "Management of the Funds."

  Until the Transition Date, Chris Najork and Benno J. Fischer will share primary responsibility for the day-to-day management of the Fund. Messrs. Najork and Fischer have provided portfolio management services to the Fund since its inception in March 1991. Information about Messrs. Najork and Fischer is provided in the Prospectus under the caption "Management of the Funds--NFJ."

  Changes to Principal Investments and Strategies. Until the Transition Date, the description of the Fund under "Principal Investments and Strategies" in the Fund's Fund Summary is amended to read in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

    The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

    In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

    Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be consistent with the Fund's investment objective and principal strategies.

  In addition, in connection with the above changes, until the Transition Date the disclosure under "Principal Risks" in the Fund Summary is revised to indicate that the following are among the principal risks of investing in the
Fund: Market Risk, Issuer Risk, Value Securities Risk, Credit Risk and Management Risk.

                                       2